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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                    Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2011 through July 31, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Ibbotson Asset
Allocation Series




--------------------------------------------------------------------------------
Annual Report | July 31, 2012
--------------------------------------------------------------------------------

Ticker Symbols:

         Conservative    Moderate      Growth     Aggressive
          Allocation    Allocation   Allocation   Allocation
Class        Fund          Fund         Fund         Fund
-----        ----          ----         ----         ----
 A           PIAVX         PIALX        GRAAX       PIAAX
 B           PIBVX         PIBLX        GRABX       IALBX
 C           PICVX         PIDCX        GRACX       IALCX
 Y           IBBCX         IMOYX        IBGYX       IBAYX





[LOGO] PIONEER
       Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Fund Reviews                                                                   8

Comparing Ongoing Fund Expenses                                               10

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        21

Schedule of Investments                                                       41

Financial Statements                                                          49

Notes to Financial Statements                                                 71

Report of Independent Registered Public Accounting Firm                       82

Trustees, Officers and Service Providers                                      83


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     1

President's Letter

Dear Shareowner,

The U.S. economy showed signs of an economic slowdown in the second quarter, reflecting higher savings by consumers and reduced spending by corporations, in large part due to concerns about both the U.S. outlook and the deteriorating situation in Europe. Some 40% - 45% of U.S. corporate earnings come from overseas, with a large portion of that from Europe. While large U.S. corporations generally remain in excellent financial health -- cash, borrowing capacity, and margins are all strong -- they are holding back on hiring and investments due to concerns about Europe, China, and U.S. regulations, fiscal policies, taxes, and politics. Many investors share those concerns, and are maintaining a cautious approach to the markets.

Despite this tough backdrop, the markets had a surprisingly strong first half of 2012. The Standard & Poor's 500 Index returned 9.5% over the six months ended June 30, 2012. In the U.S. bond markets, interest rates generally declined, with riskier sectors faring the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, returned 2.4% during the same six-month period, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, returned 7.1%.

Given the major macroeconomic and political issues facing the markets in the second half of the year, we certainly expect continuing volatility. But we also see some positive economic data that give us hope for better news in the second half of 2012. While the unemployment rate remains unacceptably high at over 8%, employment and incomes continue to trend upward. Lower oil prices have acted like an effective tax cut for consumers. Home construction, sales, and refinancings have increased, and auto sales are holding up as well.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

* Diversification does not assure a profit or protect against loss in a declining market.

2     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Pioneer's investment professionals focus on finding good opportunities in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     3

Portfolio Management Discussion | 7/31/12

In the following interview, portfolio manager Brian Huckstep, CFA, Ibbotson Associates, Inc., the funds' sub-adviser, discusses the market environment and investment strategies that applied to the funds in the Pioneer Ibbotson Allocation Series during the 12-month period ended July 31, 2012.

Q How would you characterize the economic and market backdrop during the 12 months ended July 31, 2012?

A As the period opened in August of 2011, markets were digesting the effects of rancorous negotiations over raising the U.S. debt ceiling that increased the possibility of a default on the U.S. government's debt. While the stalemate was resolved in early August of 2011, short of default, the failure of politicians to agree on any sort of sustainable glide path for the budget disheartened the markets. In addition, the raising of the debt ceiling was followed almost immediately by an historic downgrade of the United States' credit rating by Standard and Poor's. On the heels of the U.S. credit downgrade came fears that European leaders would not be able to take action commensurate with the scope of the sovereign-debt crisis plaguing the Continent. That, along with disappointing macroeconomic data, kindled heightened investor uncertainty and an abandonment of riskier assets in September 2011. At the same time, the overall U.S. bond market benefited from flows into Treasuries from rattled investors seeking a safe haven, which led to a decline in interest rates.

  As 2011 drew to a close, however, investors became encouraged by better-than-expected U.S. economic data, which eased concerns over a potential return to recession in 2012. In addition, the European Central Bank's (ECB's) unanticipated plan to make credit available to the region's troubled banks was viewed as a significant backstop to conditions in the euro zone. In combination, the factors led to a substantial recovery in investor sentiment and fueled a strong rebound in stocks late in 2011, a rebound which extended through March of 2012.

  In April and May of 2012, however, investor sentiment was again undercut by a steady flow of negative headlines. In particular, there were renewed concerns about the sovereign-debt crisis and the potential for a contraction of economic activity in Europe. Concerns about the potential for Greece to lead an exodus from the European Union (E.U.) were ongoing, and borrowing costs for the governments of larger and also heavily indebted countries, such as Spain and Italy, rose significantly. In the United States, while the housing market showed signs of firming, most other economic indicators, including employment data, softened during the spring of 2012, and the consensus growth outlook was


4     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12
  trimmed. In aggregate, the developments led to a decline in investor sentiment and yet another shift into sectors viewed as defensive.

  Despite the seemingly endless roller-coaster ride, U.S. stocks still finished the 12-month period ended July 31, 2012, on a positive note, supported in part by reasonable corporate earnings. For the full 12-month period, the U.S. equity market, as measured by the Standard & Poor's 500 Index (the S&P 500), returned 9.11%. International equities, on the other hand, were down significantly, returning -10.99%, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index. Within the U.S. market, large-cap equities significantly outperformed their smaller-cap counterparts. Large caps, as measured by the Russell 1000 Index, returned 7.96% during the 12-month period, while small caps, as measured by the Russell 2000 Index, were nearly flat, returning 0.19% during the 12 months ended July 31, 2012.

  As for fixed income, the Barclays Capital Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 7.25% for the 12 months ended July 31, 2012, led by solid performance from U.S. government-backed issues.

Q What strategic considerations did you apply to the funds in allocating assets during the 12 months ended July 31, 2012, and how did your allocation decisions affect the funds' performance?

A Within the U.S. equity portions of the funds, we have been favoring larger-cap stocks, while at the same time maintaining somewhat reduced exposure to smaller-cap stocks and real estate investment trusts (REITs). The current allocations reflect our view that large caps, overall, are not only better positioned to weather an uncertain economic and market climate, but also display the most attractive valuations within the U.S. equity market. While large caps notably outperformed small caps during the full 12-month period, REITs continued to outperform the broader equity market. We continue to believe, however, that U.S. property stocks are trading at valuations that may be difficult to sustain and that are hard to justify by fundamentals.

  For much of the 12-month period, we maintained an underweight to equities and an overweight to short-term bonds in the funds. The positioning decisions have been driven by our concerns over the subpar U.S. economic recovery as well as the continuing difficulties in Europe. The tilt to bonds in the funds acted as a slight constraint on returns during the 12-month period.

  Overall, our tactical allocations within the funds detracted from their performance during the 12-month period. In particular, in January of 2012 we implemented a tilt within the funds' overall equity sleeve in favor of international stocks over domestic stocks, given that we have viewed U.S.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     5
  stock valuations as overstretched. The shift held back the funds' returns during the period, however, as investors became increasingly anxious about events in the euro zone in the second quarter of 2012 and inflows favored U.S. equity markets.

Q What factors are you watching most closely as you determine your investment strategy for the funds going forward, and how were the funds positioned as of July 31, 2012?

A On balance, within the overall strategic guidelines that apply to each fund's portfolio, positioning remains defensive and more focused on preserving capital. In that vein, we have been maintaining the moderate underweight to stocks overall. Within the equity portion of the funds, we believe that valuations of international stocks remain more attractive, and we have maintained the funds' overweights to international equities over U.S. equities. U.S. REITs continue to offer little medium-term upside in our view, and we believe there is significant downside risk in REITs based on current valuation levels.

  Bond yields have fallen significantly over the last year and investors, in aggregate, are already heavily allocated toward the asset class. That has led us to favor short-term bond vehicles as defensive assets in the funds' portfolios.

  Our reading of the most recent economic indicators does not lead us to anticipate a U.S. recession, despite unsatisfactory data in some areas, and we believe there is the potential for the data to surprise on the upside as the year progresses. That said, there are significant risks to our global economic outlook. The risks include a potential dissolution of the euro zone as well as slowing economic growth levels in China, and uncertainty over how the Chinese government will seek to manage the country's banking issues. At home, there is the looming package of tax increases and spending cuts (the so-called "fiscal cliff") scheduled to take place by default at the end of 2012, absent an end to the U.S. political stalemate on budgetary matters.

  In short, we believe that the environment remains exceptionally uncertain, and we are comfortable with our continued bias toward reducing risk in the funds. The immediate economic backdrop continues to reinforce our belief in the importance of maintaining a diversified* investment portfolio that is consistent with one's long-term objectives. We will continue to closely monitor the economic backdrop as we manage the portfolios within their strategic asset allocation guidelines.

* Diversification does not assure a profit or protect against loss in a declining market.

Please refer to the Schedule of Investments on pages 41-48 for a full listing of fund securities.


6     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

A fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make investments in international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

These risks may increase share price volatility.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     7

Fund Reviews | 7/31/12

Pioneer Ibbotson Conservative Allocation Fund
The Fund's Class A shares returned 1.85% at net asset value during the 12 months ended July 31, 2012, while the Standard & Poor's 500 Index (the S&P 500) returned 9.11% and the Barclays Capital Aggregate Bond Index (the Barclays Index) returned 7.25%. During the same period, the average return of the 320 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was 4.10%.

As of July 31, 2012, the Fund was targeting an asset allocation of 29.0% equities and 71.0% fixed income, compared with the neutral allocation target of 30% equities and 70% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Short Term Income Fund, at 21.4% of assets, followed by Pioneer Bond Fund, at 20.0%. The Fund's next two largest positions were also in fixed-income funds, Pioneer Strategic Income Fund and Pioneer Global High Yield Fund, at 8.2% and 6.2% of assets, respectively. The Fund's largest equity position as of July 31, 2012, was in Pioneer International Value Fund, at 5.9% of assets.

Pioneer Ibbotson Moderate Allocation Fund
The Fund's Class A shares returned -0.27% at net asset value during the 12 months ended July 31, 2012, while the S&P 500 returned 9.11% and the Barclays Index returned 7.25%. During the same period, the average return of the 479 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 3.19%.

As of July 31, 2012, the Fund was targeting an asset allocation of 57.5% equities and 42.5% fixed income, compared with the neutral allocation target of 60% equities, 40% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Short Term Income Fund, at 12.4% of assets, followed by Pioneer Bond Fund, at 12.2%. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 8.4% of assets on July 31, 2012. Pioneer Global Equity Fund was the Fund's next-largest equity holding, at 7.5% of assets, followed by Pioneer Mid Cap Value Fund, at 6.0%.

Pioneer Ibbotson Growth Allocation Fund
The Fund's Class A shares returned -1.31% at net asset value during the 12 months ended July 31, 2012, while the S&P 500 returned 9.11% and the Barclays Index returned 7.25%. During the same period, the average return of the 567 mutual funds in Lipper's Mixed-Target Allocation Growth Funds category was 2.30%.


8     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

As of July 31, 2012, the Fund was targeting an asset allocation of 70.5% equities and 29.5% fixed income, compared with the neutral allocation target of 75% equities and 25% fixed income. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 11.1% of assets on July 31, 2012. Pioneer Global Equity Fund was the Fund's next-largest equity holding, at 8.1% of assets, followed by Pioneer Mid Cap Value Fund, at 6.8%. Within the fixed-income portion of the Fund, the largest holding as of July 31, 2012, was in Pioneer Bond Fund, at 9.8% of assets, followed by Pioneer Short Term Income Fund, at 8.3%.

Pioneer Ibbotson Aggressive Allocation Fund
The Fund's Class A shares returned -3.06% at net asset value during the 12 months ended July 31, 2012, while the S&P 500 returned 9.11% and the Barclays Index returned 7.25%. During the same period, the average return of the 814 mutual funds in Lipper's Multi-Cap Core Funds category was 1.61%.

As of July 31, 2012, the Fund was targeting an asset allocation of 84.5% equities and 15.5% fixed income, compared with the neutral allocation target of 90% equities and 10% fixed income. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 15.7% of assets on July 31, 2012. Pioneer Mid Cap Value Fund was the Fund's next-largest equity holding, at 10.3% of assets, followed by Pioneer Global Equity Fund, at 9.6%. The Fund's largest fixed-income position as of July 31, 2012, was in Pioneer Bond Fund, at 6.4% of assets.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value     $1,019.93      $1,016.40      $1,016.58      $1,009.96
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $7.43         $11.93         $11.33         $14.79
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.38%, 2.26% and 2.96% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


10     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value     $1,017.50      $1,013.03      $1,013.63      $1,010.14
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $7.42         $11.91         $11.31         $14.79
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.38%, 2.26% and 2.96% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value     $1,010.64      $1,008.04      $1,007.13      $1,012.45
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $7.50         $11.48         $10.93          $5.80
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.50%, 2.30%, 2.19% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


12     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value     $1,017.40      $1,013.43      $1,013.97      $1,019.10
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $7.52         $11.51         $10.97          $5.82
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.50%, 2.30%, 2.19% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value     $1,007.45      $1,004.20      $1,004.92      $1,008.25
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $7.89         $11.91         $11.37          $6.59
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.58%, 2.39%, 2.28% and 1.32% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


14     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value     $1,017.01      $1,012.98      $1,013.53      $1,018.30
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $7.92         $11.96         $11.41          $6.62
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.58%, 2.39%, 2.28% and 1.32% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     15

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value       $999.07        $996.07        $996.07      $1,000.94
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $8.45         $12.36         $11.96          $6.97
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.70%, 2.49%, 2.41% and 1.40% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


16     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2012 through July 31, 2012.

--------------------------------------------------------------------------------
 Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
 Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value on 2/1/12
--------------------------------------------------------------------------------
 Ending Account Value     $1,016.41      $1,012.48      $1,012.88      $1,017.90
 (after expenses)
 on 7/31/12
--------------------------------------------------------------------------------
 Expenses Paid                $8.52         $12.46         $12.06          $7.02
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.70%, 2.49%, 2.41% and 1.40% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     17

Prices and Distributions | 7/31/12

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

---------------------------------------------
     Class         7/31/12         7/31/11
---------------------------------------------
       A           $10.73          $10.85
---------------------------------------------
       B           $10.51          $10.61
---------------------------------------------
       C           $10.44          $10.56
---------------------------------------------
       Y           $10.21          $10.41
---------------------------------------------

Moderate Allocation Fund

---------------------------------------------
     Class         7/31/12         7/31/11
---------------------------------------------
       A           $10.46          $10.74
---------------------------------------------
       B           $10.04          $10.26
---------------------------------------------
       C            $9.77          $10.07
---------------------------------------------
       Y           $10.58          $10.88
---------------------------------------------

Growth Allocation Fund

---------------------------------------------
     Class         7/31/12         7/31/11
---------------------------------------------
       A           $10.75          $11.09
---------------------------------------------
       B            $9.52           $9.80
---------------------------------------------
       C           $10.18          $10.50
---------------------------------------------
       Y           $10.95          $11.45
---------------------------------------------

Aggressive Allocation Fund

---------------------------------------------
     Class         7/31/12         7/31/11
---------------------------------------------
       A           $10.60          $11.07
---------------------------------------------
       B            $9.95          $10.35
---------------------------------------------
       C           $10.07          $10.50
---------------------------------------------
       Y           $10.65          $11.24
---------------------------------------------


18     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Distributions per Share: 8/1/11-7/31/12
--------------------------------------------------------------------------------
Conservative Allocation Fund

------------------------------------------------------------------------
                 Net Investment        Short-Term         Long-Term
     Class           Income           Capital Gains     Capital Gains
------------------------------------------------------------------------
       A            $0.3065               $--               $--
------------------------------------------------------------------------
       B            $0.2021               $--               $--
------------------------------------------------------------------------
       C            $0.2320               $--               $--
------------------------------------------------------------------------
       Y            $0.2267               $--               $--
------------------------------------------------------------------------

Moderate Allocation Fund

------------------------------------------------------------------------
                 Net Investment        Short-Term         Long-Term
     Class           Income           Capital Gains     Capital Gains
------------------------------------------------------------------------
       A            $0.2388               $--               $--
------------------------------------------------------------------------
       B            $0.1132               $--               $--
------------------------------------------------------------------------
       C            $0.1834               $--               $--
------------------------------------------------------------------------
       Y            $0.2851               $--               $--
------------------------------------------------------------------------

Growth Allocation Fund

------------------------------------------------------------------------
                 Net Investment        Short-Term         Long-Term
     Class           Income           Capital Gains     Capital Gains
------------------------------------------------------------------------
       A            $0.1853               $--               $--
------------------------------------------------------------------------
       B            $0.0795               $--               $--
------------------------------------------------------------------------
       C            $0.1142               $--               $--
------------------------------------------------------------------------
       Y            $0.2272               $--               $--
------------------------------------------------------------------------

Aggressive Allocation Fund

------------------------------------------------------------------------
                 Net Investment        Short-Term         Long-Term
     Class           Income           Capital Gains     Capital Gains
------------------------------------------------------------------------
       A            $0.1251               $--               $--
------------------------------------------------------------------------
       B            $0.0140               $--               $--
------------------------------------------------------------------------
       C            $0.0483               $--               $--
------------------------------------------------------------------------
       Y            $0.1598               $--               $--
------------------------------------------------------------------------


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     19

The Standard & Poor's 500 Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30, 32-35 and 37-40.


20     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Portfolio Summary | 7/31/12
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                           70%
Equity                                                 30%

Short Term Bonds                   27.00%
-----------------------------------------
Domestic Corporate Bonds           17.00
-----------------------------------------
Cash & Cash Equivalents            13.00
-----------------------------------------
High-Yield Corporate Bonds         13.00
-----------------------------------------
Large Cap Growth                    9.00
-----------------------------------------
Large Cap Value                     9.00
-----------------------------------------
International Equities              8.00
-----------------------------------------
Mid/Small Cap Growth                2.00
-----------------------------------------
Mid/Small Cap Value                 2.00
-----------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                                International Stocks
---------------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund Class Y       4.23%    Pioneer International Value Fund Class Y       5.89%
---------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                              3.45     Pioneer Global Equity Fund Class Y             3.94
---------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y            2.46     Pioneer Emerging Markets Fund Class Y          1.03
---------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y           2.15     Bonds
---------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y           2.14     Pioneer Short Term Income Fund Class Y        21.41%
---------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                     2.14     Pioneer Bond Fund Class Y                     20.01
---------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y            2.14     Pioneer Strategic Income Fund Class Y          8.17
---------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                2.09     Pioneer Global High Yield Fund Class Y         6.24
---------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                1.35     Pioneer High Yield Fund Class Y                4.10
---------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y        1.05     Pioneer Global Aggregate Bond Fund             2.11
                                                           Class Y
---------------------------------------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund        1.04     Pioneer Floating Rate Fund Class Y             1.05
Class Y
---------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y         1.04
---------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                0.77
---------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     21

Performance Update | 7/31/12                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-------------------------------------------------------------------------
                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
-------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                               4.09%             3.24%
 5 Years                                 2.89              1.68
 1 Year                                  1.85             -4.07
-------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-------------------------------------------------------------------------
                                         Gross                 Net
-------------------------------------------------------------------------
                                         1.46%             1.44%
-------------------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Ibbotson                                Barclays Capital
         Conservative Allocation    Standard & Poor's 500     Aggregate Bond
                   Fund                     Index                 Index
5/05             $ 9,425                   $10,000                $10,000
                   9,599                    10,387                  9,963
7/06               9,919                    10,945                 10,108
                  10,800                    12,710                 10,672
7/08              10,490                    11,300                 11,329
                  10,024                     9,046                 12,217
7/10              11,215                    10,298                 13,306
                  12,230                    12,322                 13,896
7/12              12,456                    13,444                 14,904

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2013, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


22     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (5/12/05)                               3.19%       3.19%
 5 Years                                 2.00        2.00
 1 Year                                  1.04       -2.92
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 2.30%
-----------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Ibbotson                                Barclays Capital
         Conservative Allocation    Standard & Poor's 500     Aggregate Bond
                   Fund                     Index                 Index
5/05              $10,000                  $10,000                $10,000
                   10,178                   10,387                  9,963
7/06               10,409                   10,945                 10,108
                   11,250                   12,710                 10,672
7/08               10,832                   11,300                 11,329
                   10,257                    9,046                 12,217
7/10               11,364                   10,298                 13,306
                   12,290                   12,322                 13,896
7/12               12,419                   13,444                 14,904

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     23

Performance Update | 7/31/12                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (5/12/05)                               3.19%      3.19%
 5 Years                                 2.02       2.02
 1 Year                                  1.16       1.16
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 2.21%
-----------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Ibbotson                                Barclays Capital
         Conservative Allocation    Standard & Poor's 500     Aggregate Bond
                   Fund                     Index                 Index
5/05             $10,000                   $10,000                $10,000
                  10,168                    10,387                  9,963
7/06              10,419                    10,945                 10,108
                  11,253                    12,710                 10,672
7/08              10,844                    11,300                 11,329
                  10,244                     9,046                 12,217
7/10              11,362                    10,298                 13,306
                  12,291                    12,322                 13,896
7/12              12,433                    13,444                 14,904

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


24     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (5/12/05)*                              2.86%      2.86%
 5 Years                                 1.12       1.12
 1 Year                                  0.34       0.34
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 1.48%
-----------------------------------------------------------------
 * Inception date of Class A shares.

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

             Pioneer Ibbotson                                Barclays Capital
         Conservative Allocation    Standard & Poor's 500     Aggregate Bond
                   Fund                     Index                 Index
5/05           $5,000,000                 $5,000,000             $5,000,000
                5,094,059                  5,193,293              4,981,499
7/06            5,268,849                  5,472,488              5,054,204
                5,738,328                  6,354,929              5,336,140
7/08            5,541,848                  5,650,115              5,664,329
                4,950,847                  4,522,973              6,108,716
7/10            5,539,507                  5,149,147              6,652,993
                6,047,788                  6,160,851              6,948,116
7/12            6,068,113                  6,721,856              7,452,144

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on October 5, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     25

Portfolio Summary | 7/31/12
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                 60%
Fixed Income                                           40%

Short Term Bonds                            17.00%
--------------------------------------------------
Large Cap Growth                            15.50
--------------------------------------------------
Large Cap Value                             15.50
--------------------------------------------------
International Equities                      12.00
--------------------------------------------------
Domestic Corporate Bonds                     9.00
--------------------------------------------------
High-Yield Corporate Bonds                   8.00
--------------------------------------------------
Mid/Small Cap Growth                         6.00
--------------------------------------------------
Cash & Cash Equivalents                      6.00
--------------------------------------------------
Mid/Small Cap Value                          6.00
--------------------------------------------------
Real Estate Investment Trust (REIT)          3.00
--------------------------------------------------
Emerging Markets                             2.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                                International Stocks
---------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                5.95%    Pioneer International Value Fund Class Y       8.37%
---------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                              5.24     Pioneer Global Equity Fund Class Y             7.47
---------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y           4.09     Pioneer Emerging Markets Fund Class Y          3.80
---------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y            4.06     Bonds
---------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y           3.97     Pioneer Short Term Income Fund Class Y        12.42%
---------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y            3.91     Pioneer Bond Fund Class Y                     12.20
---------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y         3.19     Pioneer Global High Yield Fund Class Y         3.99
---------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund           3.05     Pioneer Strategic Income Fund Class Y          2.39
Class Y
---------------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund Class Y       2.69     Pioneer High Yield Fund Class Y                2.21
---------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                2.55     Pioneer Global Aggregate Bond Fund             1.61
                                                           Class Y
---------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                     2.22
---------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y        2.17
---------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                1.68
---------------------------------------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund        0.76
Class Y
---------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


26     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-------------------------------------------------------------------------
                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
-------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                  4.46%          3.69%
 5 Years                                   0.94          -0.24
 1 Year                                   -0.27          -6.05
-------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-------------------------------------------------------------------------
 Gross
-------------------------------------------------------------------------
 1.47%
-------------------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                             Barclays Capital
            Pioneer Ibbotson        Standard & Poor's 500     Aggregate Bond
        Moderate Allocation Fund            Index                  Index
8/04           $ 9,425                     $10,000                $10,000
                10,570                      11,359                 10,283
7/06            11,097                      11,970                 10,433
                12,493                      13,900                 11,015
7/08            11,560                      12,358                 11,692
                10,266                       9,893                 12,610
7/10            11,627                      11,262                 13,733
                13,128                      13,475                 14,342
7/12            13,092                      14,702                 15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     27

Performance Update | 7/31/12                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If          If
 Period                                  Held        Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 3.22%       3.22%
 5 Years                                  0.13        0.13
 1 Year                                  -0.99       -4.90
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
                                         Gross       Net
-----------------------------------------------------------------
                                          2.29%       2.28%
-----------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                             Barclays Capital
            Pioneer Ibbotson        Standard & Poor's 500     Aggregate Bond
        Moderate Allocation Fund            Index                  Index
8/04           $10,000                     $10,000                $10,000
                10,978                      11,359                 10,283
7/06            11,417                      11,970                 10,433
                12,753                      13,900                 11,015
7/08            11,691                      12,358                 11,692
                10,311                       9,893                 12,610
7/10            11,588                      11,262                 13,733
                12,967                      13,475                 14,342
7/12            12,838                      14,702                 15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


28     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                             If         If
 Period                                      Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                     3.18%      3.18%
 5 Years                                      0.18       0.18
 1 Year                                      -1.08      -1.08
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 2.16%
-----------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                             Barclays Capital
            Pioneer Ibbotson        Standard & Poor's 500     Aggregate Bond
        Moderate Allocation Fund            Index                  Index
8/04           $10,000                     $10,000                $10,000
                11,122                      11,359                 10,283
7/06            11,573                      11,970                 10,433
                12,941                      13,900                 11,015
7/08            11,882                      12,358                 11,692
                10,474                       9,893                 12,610
7/10            11,776                      11,262                 13,733
                13,203                      13,475                 14,342
7/12            13,061                      14,702                 15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     29

Performance Update | 7/31/12                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                               4.93%      4.93%
 5 Years                                 1.50       1.50
 1 Year                                  0.00       0.00
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 1.08%
-----------------------------------------------------------------
 * Inception date of Class A shares.

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                                             Barclays Capital
            Pioneer Ibbotson        Standard & Poor's 500     Aggregate Bond
        Moderate Allocation Fund            Index                  Index
8/04          $5,000,000                  $5,000,000             $5,000,000
               5,606,494                   5,679,459              5,141,454
7/06           5,913,111                   5,984,789              5,216,493
               6,680,624                   6,949,838              5,507,482
7/08           6,206,468                   6,179,044              5,846,209
               5,580,029                   4,946,386              6,304,865
7/10           6,347,323                   5,631,178              6,866,618
               7,195,925                   6,737,592              7,171,216
7/12           7,195,817                   7,351,114              7,691,429

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


30     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Portfolio Summary | 7/31/12
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                 75%
Fixed Income                                           25%

Large Cap Value                             17.50%
--------------------------------------------------
Large Cap Growth                            16.50
--------------------------------------------------
International Equities                      16.00
--------------------------------------------------
Short Term Bonds                            12.50
--------------------------------------------------
Mid/Small Cap Growth                         8.50
--------------------------------------------------
Mid/Small Cap Value                          8.50
--------------------------------------------------
Domestic Corporate Bonds                     7.50
--------------------------------------------------
High-Yield Corporate Bonds                   5.00
--------------------------------------------------
Emerging Markets                             4.00
--------------------------------------------------
Real Estate Investment Trust (REIT)          4.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                               International Stocks
---------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y              6.82%     Pioneer International Value Fund Class Y       11.06%
---------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y         5.55      Pioneer Global Equity Fund Class Y              8.07
---------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                            4.97      Pioneer Emerging Markets Fund Class Y           5.22
---------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y          4.89      Bonds
---------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y         4.74      Pioneer Bond Fund Class Y                       9.76%
---------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y          4.17      Pioneer Short Term Income Fund Class Y          8.29
---------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y       4.06      Pioneer Strategic Income Fund Class Y           2.20
---------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y              3.79      Pioneer Global High Yield Fund Class Y          2.08
---------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                   3.29      Pioneer Global Aggregate Bond Fund              1.70
                                                          Class Y
---------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund         2.94      Pioneer High Yield Fund Class Y                 0.85
Class Y
---------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y              2.81
---------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y      2.72
---------------------------------------------------------------------------------------------------------------
Pioneer Independence Fund Class Y               0.00*
---------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund         0.00*
Class Y
---------------------------------------------------------------------------------------------------------------
Pioneer Value Fund Class Y                      0.00*
---------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

* Rounds to less than 0.01%.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     31

Performance Update | 7/31/12                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-------------------------------------------------------------------------
                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
-------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 4.44%           3.67%
 5 Years                                 -0.34           -1.51
 1 Year                                  -1.31           -7.01
-------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-------------------------------------------------------------------------
 Gross
-------------------------------------------------------------------------
 1.57%
-------------------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of 10,000 Investment

       Pioneer Ibbotson Growth                             Barclays Capital
              Allocation          Standard & Poor's 500     Aggregate Bond
                 Fund                     Index                 Index
8/04           $ 9,425                  $10,000                  $10,000
                10,892                   11,359                   10,283
7/06            11,577                   11,970                   10,433
                13,281                   13,900                   11,015
7/08            11,969                   12,358                   11,692
                10,115                    9,893                   12,610
7/10            11,520                   11,262                   13,733
                13,231                   13,475                   14,342
7/12            13,058                   14,702                   15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


32     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 2.54%      2.54%
 5 Years                                 -1.10      -1.10
 1 Year                                  -2.01      -5.89
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
                                         Gross      Net
-----------------------------------------------------------------
                                          2.42%      2.38%
-----------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of 10,000 Investment

       Pioneer Ibbotson Growth                             Barclays Capital
              Allocation          Standard & Poor's 500     Aggregate Bond
                 Fund                     Index                 Index
8/04           $10,000                  $10,000                  $10,000
                11,046                   11,359                   10,283
7/06            11,657                   11,970                   10,433
                13,250                   13,900                   11,015
7/08            11,838                   12,358                   11,692
                 9,938                    9,893                   12,610
7/10            11,233                   11,262                   13,733
                12,795                   13,475                   14,342
7/12            12,538                   14,702                   15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     33

Performance Update | 7/31/12                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 3.32%      3.32%
 5 Years                                 -1.00      -1.00
 1 Year                                  -1.91      -1.91
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 2.27%
-----------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of 10,000 Investment

       Pioneer Ibbotson Growth                             Barclays Capital
              Allocation          Standard & Poor's 500     Aggregate Bond
                 Fund                     Index                 Index
8/04           $10,000                  $10,000                  $10,000
                11,310                   11,359                   10,283
7/06            11,933                   11,970                   10,433
                13,575                   13,900                   11,015
7/08            12,158                   12,358                   11,692
                10,203                    9,893                   12,610
7/10            11,537                   11,262                   13,733
                13,164                   13,475                   14,342
7/12            12,913                   14,702                   15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


34     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                                4.95%      4.95%
 5 Years                                  0.24       0.24
 1 Year                                  -2.28      -2.28
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 1.17%
-----------------------------------------------------------------

 * Inception date of Class A shares.

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

       Pioneer Ibbotson Growth                             Barclays Capital
              Allocation          Standard & Poor's 500     Aggregate Bond
                 Fund                     Index                 Index
8/04         $5,000,000                 $5,000,000              $5,000,000
              5,776,725                  5,679,459               5,141,454
7/06          6,193,377                  5,984,789               5,216,493
              7,114,596                  6,949,838               5,507,482
7/08          6,470,796                  6,179,044               5,846,209
              5,585,334                  4,946,386               6,304,865
7/10          6,385,461                  5,631,178               6,866,618
              7,368,224                  6,737,592               7,171,216
7/12          7,200,258                  7,351,114               7,691,429

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 26, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     35

Portfolio Summary | 7/31/12
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                 90%
Fixed Income                                           10%

International Equities                      21.00%
--------------------------------------------------
Large Cap Growth                            19.00
--------------------------------------------------
Large Cap Value                             19.00
--------------------------------------------------
Mid/Small Cap Growth                        10.50
--------------------------------------------------
Mid/Small Cap Value                         10.50
--------------------------------------------------
Domestic Corporate Bonds                     7.00
--------------------------------------------------
Real Estate Investment Trust (REIT)          5.00
--------------------------------------------------
Emerging Markets                             5.00
--------------------------------------------------
Short Term Bond                              3.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                                International Stocks
----------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y               10.27%    Pioneer International Value Fund Class Y       15.65%
----------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y           5.40     Pioneer Global Equity Fund Class Y              9.55
----------------------------------------------------------------------------------------------------------------
Pioneer Fund Class Y                              5.39     Pioneer Emerging Markets Fund Class Y           6.98
----------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y            4.89     Bonds
----------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y         4.40     Pioneer Bond Fund Class Y                       6.40%
----------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y           4.27     Pioneer Strategic Income Fund Class Y           2.13
----------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y            4.11     Pioneer Short Term Income Fund Class Y          1.93
----------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                4.06
----------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund           3.94
Class Y
----------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                3.90
----------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y        3.88
----------------------------------------------------------------------------------------------------------------
Pioneer Research Fund Class Y                     2.85
----------------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


36     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-------------------------------------------------------------------------
                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
-------------------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 4.24%           3.47%
 5 Years                                 -1.71           -2.87
 1 Year                                  -3.06           -8.67
-------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-------------------------------------------------------------------------
 Gross
-------------------------------------------------------------------------
 1.74%
------------------------------------------------------------------------


[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of 10,000 Investment

               Pioneer Ibbotson                               Barclays Capital
            Aggressive Allocation    Standard & Poor's 500     Aggregate Bond
                     Fund                    Index                  Index
8/04               $9,425                   $10,000                $10,000
                   11,173                    11,359                 10,283
7/06               11,989                    11,970                 10,433
                   13,956                    13,900                 11,015
7/08               12,276                    12,358                 11,692
                    9,938                     9,893                 12,610
7/10               11,345                    11,262                 13,733
                   13,208                    13,475                 14,342
7/12               12,804                    14,702                 15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     37

Performance Update | 7/31/12                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If         If
 Period                                  Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                 3.03%      3.03%
 5 Years                                 -2.47      -2.47
 1 Year                                  -3.72      -7.57
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
                                         Gross      Net
-----------------------------------------------------------------
                                          2.60%      2.53%
-----------------------------------------------------------------



[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of 10,000 Investment

               Pioneer Ibbotson                               Barclays Capital
            Aggressive Allocation    Standard & Poor's 500     Aggregate Bond
                     Fund                    Index                  Index
8/04               $10,000                  $10,000                 $10,000
                    11,690                   11,359                  10,283
7/06                12,434                   11,970                  10,433
                    14,361                   13,900                  11,015
7/08                12,534                   12,358                  11,692
                    10,066                    9,893                  12,610
7/10                11,397                   11,262                  13,733
                    13,165                   13,475                  14,342
7/12                12,675                   14,702                  15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


38     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Performance Update | 7/31/12                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                            If         If
 Period                                     Held       Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                                    3.26%      3.26%
 5 Years                                    -2.40      -2.40
 1 Year                                     -3.61      -3.61
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 2.44%
-----------------------------------------------------------------

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of 10,000 Investment

               Pioneer Ibbotson                               Barclays Capital
            Aggressive Allocation    Standard & Poor's 500     Aggregate Bond
                     Fund                    Index                  Index
8/04               $10,000                  $10,000                 $10,000
                    11,563                   11,359                  10,283
7/06                12,299                   11,970                  10,433
                    14,221                   13,900                  11,015
7/08                12,429                   12,358                  11,692
                     9,979                    9,893                  12,610
7/10                11,302                   11,262                  13,733
                    13,069                   13,475                  14,342
7/12                12,597                   14,702                  15,383

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     39

Performance Update | 7/31/12                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2012)
-----------------------------------------------------------------
                                         If          If
 Period                                  Held        Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                                4.53%       4.53%
 5 Years                                 -1.45       -1.45
 1 Year                                  -3.76       -3.76
-----------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2011)
-----------------------------------------------------------------
 Gross
-----------------------------------------------------------------
 1.35%
-----------------------------------------------------------------

 * Inception date of Class A shares.

[THE DATA BELOW IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

               Pioneer Ibbotson                               Barclays Capital
            Aggressive Allocation    Standard & Poor's 500     Aggregate Bond
                     Fund                    Index                  Index
8/04             $5,000,000                $5,000,000             $5,000,000
                  5,929,998                 5,679,459              5,141,454
7/06              6,379,347                 5,984,789              5,216,493
                  7,470,251                 6,949,838              5,507,482
7/08              6,661,413                 6,179,044              5,846,209
                  5,372,710                 4,946,386              6,304,865
7/10              6,151,437                 5,631,178              6,866,618
                  7,216,848                 6,737,592              7,171,216
7/12              6,945,791                 7,351,114              7,691,429

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


40     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Schedule of Investments | 7/31/12
Pioneer Ibbotson Conservative Allocation Fund

----------------------------------------------------------------------------------------
 Shares                                                                         Value
----------------------------------------------------------------------------------------
                      MUTUAL FUNDS -- 94.8%
                      PIONEER FUNDS* -- 94.8%
        260,971       Pioneer Absolute Return Credit Fund Class Y            $ 2,539,244
      1,232,963       Pioneer Bond Fund Class Y                               12,021,392
         69,949       Pioneer Cullen Value Fund Class Y                        1,282,856
        127,353       Pioneer Disciplined Growth Fund Class Y                  1,287,542
        171,527       Pioneer Disciplined Value Fund Class Y                   1,476,849
         25,329       Pioneer Emerging Markets Fund Class Y                      617,019
         29,515       Pioneer Equity Income Fund Class Y                         811,970
         91,392       Pioneer Floating Rate Fund Class Y                         629,691
         51,083       Pioneer Fund Class Y                                     2,072,958
         98,410       Pioneer Fundamental Growth Fund Class Y                  1,294,087
        111,467       Pioneer Global Aggregate Bond Fund Class Y               1,268,494
        249,168       Pioneer Global Equity Fund Class Y                       2,364,603
        389,879       Pioneer Global High Yield Fund Class Y                   3,750,636
         21,501       Pioneer Growth Opportunities Fund Class Y                  624,186
        248,164       Pioneer High Yield Fund Class Y                          2,464,265
        205,544       Pioneer International Value Fund Class Y                 3,539,474
         58,110       Pioneer Mid Cap Value Fund Class Y                       1,258,092
         62,498       Pioneer Multi-Asset Ultrashort Income Fund Class Y         627,476
         18,643       Pioneer Real Estate Shares Class Y                         464,386
        122,519       Pioneer Research Fund Class Y                            1,285,228
         32,519       Pioneer Select Mid Cap Growth Fund Class Y                 628,913
      1,331,421       Pioneer Short Term Income Fund Class Y                  12,861,529
        443,966       Pioneer Strategic Income Fund Class Y                    4,910,259
----------------------------------------------------------------------------------------
                      TOTAL MUTUAL FUNDS
                      (Cost $54,277,349)                                     $60,081,149
----------------------------------------------------------------------------------------
Principal
Amount
----------------------------------------------------------------------------------------
                      TEMPORARY CASH INVESTMENT -- 4.9%
                      TIME DEPOSIT -- 4.9%
    $ 3,122,846       HSBC Bank Grand Cayman, 0.03%, 8/1/12                  $ 3,122,846
----------------------------------------------------------------------------------------
                      TOTAL TIME DEPOSIT
                      (Cost $3,122,846)                                      $ 3,122,846
----------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS IN SECURITIES -- 99.7%
                      (Cost $57,400,195) (a)                                 $63,203,995
----------------------------------------------------------------------------------------
                      OTHER ASSETS AND LIABILITIES -- 0.3%                   $   159,659
----------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%                             $63,363,654
========================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     41

Schedule of Investments | 7/31/12
Pioneer Ibbotson Conservative Allocation Fund (continued)

(a) At July 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $58,375,558 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 5,846,799
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (1,018,362)
                                                                                   -----------
       Net unrealized gain                                                         $ 4,828,437
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2012 aggregated $12,123,076 and $11,717,729, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 -- quoted prices in active markets for identical securities
 Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
 Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                               Level 1          Level 2         Level 3       Total
-----------------------------------------------------------------------------------------
 Mutual Funds                  $60,081,149      $       --      $--           $60,081,149
 Temporary Cash Investment              --       3,122,846       --             3,122,846
-----------------------------------------------------------------------------------------
 Total                         $60,081,149      $3,122,846      $--           $63,203,995
=========================================================================================

The accompanying notes are an integral part of these financial statements.

42     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Schedule of Investments | 7/31/12
Pioneer Ibbotson Moderate Allocation Fund

-----------------------------------------------------------------------------------------
 Shares                                                                        Value
-----------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 97.1%
                     PIONEER FUNDS* -- 97.1%
        520,922      Pioneer Absolute Return Credit Fund Class Y             $  5,068,569
      2,354,173      Pioneer Bond Fund Class Y                                 22,953,183
        400,536      Pioneer Cullen Value Fund Class Y                          7,345,839
        739,321      Pioneer Disciplined Growth Fund Class Y                    7,474,535
        885,956      Pioneer Disciplined Value Fund Class Y                     7,628,084
        293,382      Pioneer Emerging Markets Fund Class Y                      7,146,796
        174,594      Pioneer Equity Income Fund Class Y                         4,803,072
        243,002      Pioneer Fund Class Y                                       9,861,025
        585,548      Pioneer Fundamental Growth Fund Class Y                    7,699,957
        266,852      Pioneer Global Aggregate Bond Fund Class Y                 3,036,776
      1,479,826      Pioneer Global Equity Fund Class Y                        14,043,546
        779,217      Pioneer Global High Yield Fund Class Y                     7,496,068
        206,619      Pioneer Growth Opportunities Fund Class Y                  5,998,155
        419,072      Pioneer High Yield Fund Class Y                            4,161,382
        914,157      Pioneer International Value Fund Class Y                  15,741,777
        517,071      Pioneer Mid Cap Value Fund Class Y                        11,194,578
        141,624      Pioneer Multi-Asset Ultrashort Income Fund Class Y         1,421,903
        202,273      Pioneer Oak Ridge Small Cap Growth Fund Class Y            5,736,467
        126,821      Pioneer Real Estate Shares Class Y                         3,159,109
        398,069      Pioneer Research Fund Class Y                              4,175,741
        211,321      Pioneer Select Mid Cap Growth Fund Class Y                 4,086,953
      2,419,243      Pioneer Short Term Income Fund Class Y                    23,369,888
        405,682      Pioneer Strategic Income Fund Class Y                      4,486,847
-----------------------------------------------------------------------------------------
                     TOTAL MUTUAL FUNDS
                     (Cost $163,818,337)                                     $188,090,250
-----------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------
                     TEMPORARY CASH INVESTMENT -- 2.9%
                     TIME DEPOSIT -- 2.9%
    $ 1,967,982      Bank Of New York Mellon Grand Cayman, 0.03%, 8/1/12     $  1,967,982
      3,613,968      Citibank London, 0.03%, 8/1/12                             3,613,968
-----------------------------------------------------------------------------------------
                     TOTAL TIME DEPOSIT
                     (Cost $5,581,950)                                       $  5,581,950
-----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN SECURITIES -- 100.0%
                     (Cost $169,400,287) (a)                                 $193,672,200
-----------------------------------------------------------------------------------------
                     OTHER ASSETS AND LIABILITIES -- 0.0%                    $     33,970
-----------------------------------------------------------------------------------------
                     TOTAL NET ASSETS -- 100.0%                              $193,706,170
=========================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     43

Schedule of Investments | 7/31/12
Pioneer Ibbotson Moderate Allocation Fund (continued)

(a) At July 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $172,377,923 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $21,294,277
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                      --
                                                                                   -----------
       Net unrealized gain                                                         $21,294,277
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2012 aggregated $18,208,951 and $36,472,433, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 -- quoted prices in active markets for identical securities
 Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
 Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------
                               Level 1           Level 2         Level 3       Total
-------------------------------------------------------------------------------------------
 Mutual Funds                  $188,090,250      $       --      $--           $188,090,250
 Temporary Cash Investment               --       5,581,950       --              5,581,950
-------------------------------------------------------------------------------------------
 Total                         $188,090,250      $5,581,950      $--           $193,672,200
===========================================================================================

The accompanying notes are an integral part of these financial statements.

44     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Schedule of Investments | 7/31/12
Pioneer Ibbotson Growth Allocation Fund

-----------------------------------------------------------------------------------------
 Shares                                                                        Value
-----------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 99.3%
                     PIONEER FUNDS* -- 99.3%
      2,062,995      Pioneer Bond Fund Class Y                               $ 20,114,197
        468,235      Pioneer Cullen Value Fund Class Y                          8,587,436
        967,261      Pioneer Disciplined Growth Fund Class Y                    9,779,013
      1,171,488      Pioneer Disciplined Value Fund Class Y                    10,086,516
        442,066      Pioneer Emerging Markets Fund Class Y                     10,768,733
        283,723      Pioneer Equity Income Fund Class Y                         7,805,230
        252,530      Pioneer Fund Class Y                                      10,247,651
        869,642      Pioneer Fundamental Growth Fund Class Y                   11,435,787
        307,375      Pioneer Global Aggregate Bond Fund Class Y                 3,497,922
      1,752,987      Pioneer Global Equity Fund Class Y                        16,635,846
        444,668      Pioneer Global High Yield Fund Class Y                     4,277,707
        288,455      Pioneer Growth Opportunities Fund Class Y                  8,373,856
        177,204      Pioneer High Yield Fund Class Y                            1,759,632
            660      Pioneer Independence Fund Class Y                              7,971
      1,323,293      Pioneer International Value Fund Class Y                  22,787,111
        649,261      Pioneer Mid Cap Value Fund Class Y                        14,056,492
            597      Pioneer Oak Ridge Large Cap Growth Fund Class Y                7,903
        213,778      Pioneer Oak Ridge Small Cap Growth Fund Class Y            6,062,755
        232,851      Pioneer Real Estate Shares Class Y                         5,800,317
        646,578      Pioneer Research Fund Class Y                              6,782,602
        290,204      Pioneer Select Mid Cap Growth Fund Class Y                 5,612,554
      1,768,363      Pioneer Short Term Income Fund Class Y                    17,082,391
        409,289      Pioneer Strategic Income Fund Class Y                      4,526,734
            641      Pioneer Value Fund Class Y                                     7,528
-----------------------------------------------------------------------------------------
                     TOTAL MUTUAL FUNDS
                     (Cost $177,438,514)                                     $206,103,884
-----------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------
                     TEMPORARY CASH INVESTMENT -- 0.6%
                     TIME DEPOSIT -- 0.6%
    $ 1,239,223      Bank Of New York Mellon Grand Cayman, 0.03%, 8/1/12     $  1,239,223
-----------------------------------------------------------------------------------------
                     TOTAL TIME DEPOSIT
                     (Cost $1,239,223)                                       $  1,239,223
-----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN SECURITIES -- 99.9%
                     (Cost $178,677,737) (a)                                 $207,343,107
-----------------------------------------------------------------------------------------
                     OTHER ASSETS AND LIABILITIES -- 0.1%                    $    168,083
-----------------------------------------------------------------------------------------
                     TOTAL NET ASSETS -- 100.0%                              $207,511,190
=========================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     45

Schedule of Investments | 7/31/12
Pioneer Ibbotson Growth Allocation Fund (continued)

(a) At July 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $180,418,049 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $28,714,994
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (1,789,936)
                                                                                   -----------
       Net unrealized gain                                                         $26,925,058
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2012 aggregated $15,190,282 and $27,160,533, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 -- quoted prices in active markets for identical securities
 Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
 Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------
                               Level 1           Level 2         Level 3       Total
-------------------------------------------------------------------------------------------
 Mutual Funds                  $206,103,884      $       --      $--           $206,103,884
 Temporary Cash Investment               --       1,239,223       --              1,239,223
-------------------------------------------------------------------------------------------
 Total                         $206,103,884      $1,239,223      $--           $207,343,107
===========================================================================================

The accompanying notes are an integral part of these financial statements.

46     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Schedule of Investments | 7/31/12
Pioneer Ibbotson Aggressive Allocation Fund

-----------------------------------------------------------------------------------------
 Shares                                                                        Value
-----------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 99.5%
                     PIONEER FUNDS* -- 99.5%
       741,519       Pioneer Bond Fund Class Y                               $  7,229,807
       253,376       Pioneer Cullen Value Fund Class Y                          4,646,910
       477,390       Pioneer Disciplined Growth Fund Class Y                    4,826,413
       641,397       Pioneer Disciplined Value Fund Class Y                     5,522,426
       323,695       Pioneer Emerging Markets Fund Class Y                      7,885,216
       160,219       Pioneer Equity Income Fund Class Y                         4,407,638
       150,102       Pioneer Fund Class Y                                       6,091,137
       464,276       Pioneer Fundamental Growth Fund Class Y                    6,105,226
     1,137,125       Pioneer Global Equity Fund Class Y                        10,791,318
       171,235       Pioneer Growth Opportunities Fund Class Y                  4,970,965
     1,026,973       Pioneer International Value Fund Class Y                  17,684,476
       536,100       Pioneer Mid Cap Value Fund Class Y                        11,606,562
       157,040       Pioneer Oak Ridge Small Cap Growth Fund Class Y            4,453,662
       184,210       Pioneer Real Estate Shares Class Y                         4,588,681
       307,413       Pioneer Research Fund Class Y                              3,224,762
       226,550       Pioneer Select Mid Cap Growth Fund Class Y                 4,381,471
       225,815       Pioneer Short Term Income Fund Class Y                     2,181,377
       217,619       Pioneer Strategic Income Fund Class Y                      2,406,871
-----------------------------------------------------------------------------------------
                     TOTAL MUTUAL FUNDS
                     (Cost $94,516,201)                                      $113,004,918
-----------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------
                     TEMPORARY CASH INVESTMENT -- 0.5%
                     TIME DEPOSIT -- 0.5%
    $  511,726       Bank Of New York Mellon Grand Cayman, 0.03%, 8/1/12     $    511,726
-----------------------------------------------------------------------------------------
                     TOTAL TIME DEPOSIT
                     (Cost $511,726)                                         $    511,726
-----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN SECURITIES -- 100.0%
                     (Cost $95,027,927) (a)                                  $113,516,644
-----------------------------------------------------------------------------------------
                     OTHER ASSETS AND LIABILITIES -- 0.0%                    $      2,620
-----------------------------------------------------------------------------------------
                     TOTAL NET ASSETS -- 100.0%                              $113,519,264
=========================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $96,722,693 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $18,567,086
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (1,773,135)
                                                                                   -----------
       Net unrealized gain                                                         $16,793,951
                                                                                   ===========

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     47

Schedule of Investments | 7/31/12
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2012 aggregated $8,649,759 and $19,729,042, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 -- quoted prices in active markets for identical securities
 Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
 Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                               Level 1           Level 2       Level 3       Total
-----------------------------------------------------------------------------------------
 Mutual Funds                  $113,004,918      $     --      $--           $113,004,918
 Temporary Cash Investment               --       511,726       --                511,726
-----------------------------------------------------------------------------------------
 Total                         $113,004,918      $511,726      $--           $113,516,644
=========================================================================================

The accompanying notes are an integral part of these financial statements.

48     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Statements of Assets and Liabilities | 7/31/12

--------------------------------------------------------------------------------------------------------
                                               Conservative   Moderate       Growth         Aggressive
                                               Allocation     Allocation     Allocation     Allocation
                                               Fund           Fund           Fund           Fund
--------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of underlying      $60,081,149    $188,090,250   $206,103,884   $113,004,918
   affiliated funds, at value (at cost
   $54,277,349, $163,818,337,
   $177,438,514 and $94,516,201,
   respectively)
  Investments in securities of underlying        3,122,846       5,581,950      1,239,223        511,726
   affiliated funds, at value (at cost
   $3,122,846, $5,581,950,
   $1,239,223 and $511,726,
   respectively)
  Total Investments (at cost $57,400,195,      $63,203,995    $193,672,200   $207,343,107   $113,516,644
   $169,400,287, $178,677,737 and
   $95,027,927, respectively)
  Receivables for:
   Investment Funds sold                           122,835         203,308        521,606         69,514
   Capital stock sold                               10,277          72,967        105,654         76,922
   Dividends                                       151,183         264,344        181,751         41,162
   Due from Pioneer Investment                       6,045           2,571          3,913         11,451
     Management, Inc.
   Other assets                                     38,918          42,116         45,406         49,649
--------------------------------------------------------------------------------------------------------
     Total assets                              $63,533,253    $194,257,506   $208,201,437   $113,765,342
--------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Capital stock redeemed                      $    66,202    $    303,703   $    420,469   $     77,235
  Due to affiliates                                 51,249         163,750        184,740        103,011
  Accrued expenses and other liabilities            52,148          83,883         85,038         65,832
--------------------------------------------------------------------------------------------------------
     Total liabilities:                        $   169,599    $    551,336   $    690,247   $    246,078
--------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                              $61,895,100    $208,086,813   $228,327,775   $131,673,918
  Undistributed net investment income              945,174       3,415,089      2,718,010        934,352
  Accumulated net realized loss on              (5,280,420)    (42,067,645)   (52,199,965)   (37,577,723)
   investments
  Net unrealized gains on investments            5,803,800      24,271,913     28,665,370     18,488,717
--------------------------------------------------------------------------------------------------------
     Total net assets                          $63,363,654    $193,706,170   $207,511,190   $113,519,264
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares                 $42,612,561    $118,832,863   $134,988,193   $ 82,939,761
  Net Assets of Class B shares                 $ 4,429,179    $ 16,071,786   $ 24,940,942   $ 12,073,983
  Net Assets of Class C shares                 $16,256,601    $ 53,593,979   $ 45,569,661   $ 17,316,941
  Net Assets of Class Y shares                 $    65,313    $  5,207,542   $  2,012,394   $  1,188,579
  Class A Shares outstanding                     3,969,606      11,360,397     12,556,321      7,822,520
  Class B Shares outstanding                       421,623       1,600,863      2,618,573      1,213,255
  Class C Shares outstanding                     1,557,891       5,485,484      4,477,583      1,719,802
  Class Y Shares outstanding                         6,395         492,386        183,750        111,591
  Net Asset Value -- Class A shares            $     10.73    $      10.46   $      10.75   $      10.60
  Net Asset Value -- Class B shares            $     10.51    $      10.04   $       9.52   $       9.95
  Net Asset Value -- Class C shares            $     10.44    $       9.77   $      10.18   $      10.07
  Net Asset Value -- Class Y shares            $     10.21    $      10.58   $      10.95   $      10.65
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset value per     $     11.39    $      11.10   $      11.41   $      11.25
   share)
========================================================================================================


The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     49

Statements of Operations

For the Year Ended 7/31/12

---------------------------------------------------------------------------------------------------------------
                                              Conservative      Moderate          Growth            Aggressive
                                              Allocation        Allocation        Allocation        Allocation
                                              Fund              Fund              Fund              Fund
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from underlying
   affiliated funds                           $2,145,038        $ 4,880,071       $ 4,329,243       $ 1,892,333
  Interest                                           979              1,545               276               131
---------------------------------------------------------------------------------------------------------------
     Total Investment Income                  $2,146,017        $ 4,881,616       $ 4,329,519       $ 1,892,464
---------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                             $   80,277        $   254,742       $   272,243       $   152,428
  Transfer agent fees
   Class A                                        38,238            146,118           241,018           185,528
   Class B                                         9,188             50,088            86,603            49,952
   Class C                                        13,182             38,232            50,163            27,276
   Class Y                                           324                774               744               645
  Distribution fees
   Class A                                       103,257            293,981           332,980           210,937
   Class B                                        47,338            204,828           290,233           142,173
   Class C                                       156,452            507,575           452,364           174,802
  Shareholder communications expense              42,990            144,460           155,561           104,725
  Administrative fees                             17,075             54,042            57,830            32,314
  Custodian fees                                  27,748             81,456            89,853            51,559
  Registration fees                               59,799             62,778            65,739            63,035
  Professional fees                               39,775             58,025            44,573            41,645
  Printing fees                                   19,483             11,145            14,056            15,174
  Fees and expenses of nonaffiliated
   Trustees                                        7,440              7,509             8,536             7,682
  Insurance expense                                  819              2,895             3,029             1,762
  Miscellaneous                                    1,925              2,400             2,184             2,382
---------------------------------------------------------------------------------------------------------------
   Total expenses                             $  665,310        $ 1,921,048       $ 2,167,709       $ 1,264,019
   Less fees waived and expenses
     reimbursed by Pioneer Investment
     Management, Inc.                            (17,928)           (16,580)          (25,921)          (34,364)
---------------------------------------------------------------------------------------------------------------
   Net expenses                               $  647,382        $ 1,904,468       $ 2,141,788       $ 1,229,655
---------------------------------------------------------------------------------------------------------------
     Net investment income                    $1,498,635        $ 2,977,148       $ 2,187,731       $   662,809
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain on underlying affiliated
   funds                                      $   27,709        $   901,296       $   486,497       $ 1,321,019
  Capital gain distributions from
   underlying affiliated funds                   416,853          2,258,435         2,762,766         1,595,422
---------------------------------------------------------------------------------------------------------------
                                              $  444,562        $ 3,159,731       $ 3,249,263       $ 2,916,441
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized loss on
   investments                                $ (975,558)       $(8,605,957)      $(9,518,002)      $(8,039,169)
---------------------------------------------------------------------------------------------------------------
  Net loss on investments                     $ (530,996)       $(5,446,226)      $(6,268,739)      $(5,122,728)
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                  $  967,639        $(2,469,078)      $(4,081,008)      $(4,459,919)
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

50     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------
                                                Conservative                          Moderate
                                              Allocation Fund                      Allocation Fund
                                        -----------------------------       -------------------------------
                                        Year              Year              Year               Year
                                        Ended             Ended             Ended              Ended
                                        7/31/12           7/31/11           7/31/12            7/31/11
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                   $  1,498,635      $  1,354,057      $  2,977,148       $  2,985,325
Net realized gain on investments             444,562           548,792         3,159,731          1,885,919
Change in net unrealized gain (loss)
  on investments                            (975,558)        3,169,079        (8,605,957)        21,125,168
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets resulting from
     operations                         $    967,639      $  5,071,928      $ (2,469,078)      $ 25,996,412
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.31, $0.25, $0.24
     and $0.18, respectively)           $ (1,183,335)     $   (946,240)     $ (2,675,027)      $ (2,332,515)
   Class B ($0.20, $0.19, $0.11
     and $0.09, respectively)                (91,836)         (109,108)         (244,751)          (277,023)
   Class C ($0.23, $0.21, $0.18
     and $0.13, respectively)               (352,605)         (308,923)         (951,582)          (638,047)
   Class Y ($0.23, $0.27, $0.29
     and $0.22, respectively)                 (1,682)           (3,336)         (195,125)          (182,103)
-----------------------------------------------------------------------------------------------------------
   Total distributions to
     shareowners                        $ (1,629,458)     $ (1,367,607)     $ (4,066,485)      $ (3,429,688)
-----------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange of
  shares                                $ 15,727,021      $ 19,040,678      $ 35,940,163       $ 40,905,592
Reinvestment of distributions              1,491,380         1,243,095         3,714,500          3,160,706
Cost of shares repurchased               (16,501,428)      (17,062,314)      (57,872,210)       (58,487,012)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund
     share transactions                      716,973         3,221,459       (18,217,547)       (14,420,714)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                             $     55,154      $  6,925,780      $(24,753,110)      $  8,146,010
NET ASSETS:
Beginning of year                         63,308,500        56,382,720       218,459,280        210,313,270
-----------------------------------------------------------------------------------------------------------
End of year                             $ 63,363,654      $ 63,308,500      $193,706,170       $218,459,280
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of year                           $    945,174      $    981,435      $  3,415,089       $  4,066,186
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     51

----------------------------------------------------------------------------------------------------------
                                                 Growth                              Aggressive
                                             Allocation Fund                      Allocation Fund
                                      -------------------------------      -------------------------------
                                      Year               Year              Year               Year
                                      Ended              Ended             Ended              Ended
                                      7/31/12            7/31/11           7/31/12            7/31/11
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                 $  2,187,731       $  1,894,556      $    662,809       $    437,246
Net realized gain on investments         3,249,263          1,758,644         2,916,441          1,736,243
Change in net unrealized gain (loss)
  on investments                        (9,518,002)        26,432,617        (8,039,169)        17,502,218
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets resulting
     from operations                  $ (4,081,008)      $ 30,085,817      $ (4,459,919)      $ 19,675,707
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.19, $0.13, $0.13
     and $0.06, respectively)         $ (2,327,559)      $ (1,626,115)     $ (1,026,414)      $   (500,463)
   Class B ($0.08, $0.04, $0.01
     and $0.00, respectively)             (254,128)          (167,885)          (21,009)                --
   Class C ($0.11, $0.06, $0.05
     and $0.00, respectively)             (512,265)          (292,192)          (84,457)                --
   Class Y ($0.23, $0.16, $0.16
     and $0.10, respectively)              (41,853)           (37,705)          (17,652)           (19,832)
----------------------------------------------------------------------------------------------------------
   Total distributions to
     shareowners                      $ (3,135,805)      $ (2,123,897)     $ (1,149,532)      $   (520,295)
----------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange
  of shares                           $ 31,220,224       $ 37,090,561      $ 17,689,729       $ 19,624,036
Reinvestment of distributions            2,989,892          2,024,851         1,113,126            502,848
Cost of shares repurchased             (46,561,663)       (50,928,001)      (30,405,283)       (33,324,579)
----------------------------------------------------------------------------------------------------------
   Net decrease in net
     assets resulting from Fund
     share transactions                (12,351,547)       (11,812,589)      (11,602,428)       (13,197,695)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets                       $(19,568,360)      $ 16,149,331      $(17,211,879)      $  5,957,717
NET ASSETS:
Beginning of year                      227,079,550        210,930,219       130,731,143        124,773,426
----------------------------------------------------------------------------------------------------------
End of year                           $207,511,190       $227,079,550      $113,519,264       $130,731,143
----------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of year                         $  2,718,010       $  3,136,571      $    934,352       $  1,148,705
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

52     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

For the Years Ended 7/31/12 and 7/31/11, respectively

---------------------------------------------------------------------------------------------------
                                                      Conservative Allocation Fund
                                     --------------------------------------------------------------
                                     '12 Shares     '12 Amount         '11 Shares      '11 Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                             997,333     $ 10,516,102       1,191,261       $ 12,701,147
Reinvestment of distributions           111,770        1,145,640          86,115            907,650
Less shares repurchased              (1,090,725)     (11,477,406)       (856,446)        (9,160,449)
---------------------------------------------------------------------------------------------------
   Net increase                          18,378     $    184,336         420,930       $  4,448,348
===================================================================================================
Class B
Shares sold or exchanged                 65,405     $    672,958          51,466       $    539,421
Reinvestment of distributions             8,527           85,946           9,721            100,614
Less shares repurchased                (150,497)      (1,547,463)       (184,748)        (1,937,126)
---------------------------------------------------------------------------------------------------
   Net decrease                         (76,565)    $   (788,559)       (123,561)      $ (1,297,091)
===================================================================================================
Class C
Shares sold                             442,570     $  4,530,773         551,459       $  5,732,562
Reinvestment of distributions            25,946          259,717          22,799            234,831
Less shares repurchased                (337,214)      (3,463,432)       (559,199)        (5,843,541)
---------------------------------------------------------------------------------------------------
   Net increase                         131,302     $  1,327,058          15,059       $    123,852
===================================================================================================
Class Y
Shares sold                                 719     $      7,188           6,658       $     67,548
Reinvestment of distributions                 8               77              --                 --
Less shares repurchased                  (1,291)         (13,127)        (11,872)          (121,198)
---------------------------------------------------------------------------------------------------
   Net decrease                            (564)    $     (5,862)         (5,214)      $    (53,650)
===================================================================================================

---------------------------------------------------------------------------------------------------
                                                         Moderate Allocation Fund
                                     --------------------------------------------------------------
                                     '12 Shares     '12 Amount         '11 Shares      '11 Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,068,964     $ 21,265,053        2,398,943      $ 25,138,515
Reinvestment of distributions           263,615        2,628,511          220,770         2,300,415
Less shares repurchased              (3,275,964)     (33,161,682)      (3,262,073)      (34,179,243)
---------------------------------------------------------------------------------------------------
   Net decrease                        (943,385)    $ (9,268,118)        (642,360)     $ (6,740,313)
===================================================================================================
Class B
Shares sold or exchanged                 43,190     $    422,180           82,144      $    825,363
Reinvestment of distributions            24,677          236,900           26,455           264,552
Less shares repurchased              (1,016,431)     (10,005,913)      (1,140,012)      (11,447,131)
---------------------------------------------------------------------------------------------------
   Net decrease                        (948,564)    $ (9,346,833)      (1,031,413)     $(10,357,216)
===================================================================================================
Class C
Shares sold                           1,350,846     $ 13,060,006        1,427,314      $ 14,089,701
Reinvestment of distributions            77,571          725,290           50,525           495,149
Less shares repurchased              (1,114,511)     (10,741,161)      (1,113,590)      (10,973,834)
---------------------------------------------------------------------------------------------------
   Net increase                         313,906     $  3,044,135          364,249      $  3,611,016
===================================================================================================
Class Y
Shares sold                             117,189     $  1,192,924           81,079      $    852,013
Reinvestment of distributions            12,306          123,799            9,553           100,590
Less shares repurchased                (378,802)      (3,963,454)        (177,633)       (1,886,804)
---------------------------------------------------------------------------------------------------
   Net decrease                        (249,307)    $ (2,646,731)         (87,001)     $   (934,201)
===================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     53

For the Years ended 7/31/12 and 7/31/11, respectively

---------------------------------------------------------------------------------------------------
                                                          Growth Allocation Fund
                                     --------------------------------------------------------------
                                     '12 Shares     '12 Amount         '11 Shares      '11 Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,003,752     $ 21,129,016        2,255,820      $ 24,338,181
Reinvestment of distributions           225,622        2,306,260          149,229         1,604,208
Less shares repurchased              (2,384,121)     (25,028,435)      (2,533,543)      (27,279,172)
---------------------------------------------------------------------------------------------------
   Net decrease                        (154,747)    $ (1,593,159)        (128,494)     $ (1,336,783)
===================================================================================================
Class B
Shares sold or exchanged                 34,878     $    326,306          110,430      $  1,050,971
Reinvestment of distributions            27,418          249,232           17,160           163,710
Less shares repurchased              (1,072,262)      (9,989,741)      (1,117,998)      (10,682,043)
---------------------------------------------------------------------------------------------------
   Net decrease                      (1,009,966)    $ (9,414,203)        (990,408)     $ (9,467,362)
===================================================================================================
Class C
Shares sold                             896,095     $  8,966,029        1,074,355      $ 11,038,856
Reinvestment of distributions            41,731          405,623           23,184           236,944
Less shares repurchased              (1,086,051)     (10,818,416)      (1,122,998)      (11,422,747)
---------------------------------------------------------------------------------------------------
   Net decrease                        (148,225)    $ (1,446,764)         (25,459)     $   (146,947)
===================================================================================================
Class Y
Shares sold                              76,808     $    798,873           61,385      $    662,553
Reinvestment of distributions             2,764           28,777            1,806            19,989
Less shares repurchased                 (65,844)        (725,071)        (142,216)       (1,544,039)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)               13,728     $    102,579          (79,025)     $   (861,497)
===================================================================================================

---------------------------------------------------------------------------------------------------
                                                        Aggressive Allocation Fund
                                     --------------------------------------------------------------
                                     '12 Shares     '12 Amount         '11 Shares      '11 Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,265,738     $ 13,140,808        1,364,955      $ 14,624,617
Reinvestment of distributions           100,201        1,013,032           46,096           494,158
Less shares repurchased              (1,931,678)     (20,155,382)      (1,963,006)      (20,917,662)
---------------------------------------------------------------------------------------------------
   Net decrease                        (565,739)    $ (6,001,542)        (551,955)     $ (5,798,887)
===================================================================================================
Class B
Shares sold or exchanged                 14,573     $    141,783           44,875      $    454,912
Reinvestment of distributions             2,120           20,203               --                --
Less shares repurchased                (507,652)      (4,947,628)        (488,665)       (4,942,961)
---------------------------------------------------------------------------------------------------
   Net decrease                        (490,959)    $ (4,785,642)        (443,790)     $ (4,488,049)
===================================================================================================
Class C
Shares sold                             411,387     $  4,072,579          424,130      $  4,282,098
Reinvestment of distributions             7,028           67,759               --                --
Less shares repurchased                (497,759)      (4,886,040)        (624,449)       (6,338,664)
---------------------------------------------------------------------------------------------------
   Net decrease                         (79,344)    $   (745,702)        (200,319)     $ (2,056,566)
===================================================================================================
Class Y
Shares sold                              32,610     $    334,559           24,498      $    262,409
Reinvestment of distributions             1,196           12,132              803             8,690
Less shares repurchased                 (38,940)        (416,233)        (101,701)       (1,125,292)
---------------------------------------------------------------------------------------------------
   Net decrease                          (5,134)    $    (69,542)         (76,400)     $   (854,193)
===================================================================================================

The accompanying notes are an integral part of these financial statements.

54     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                        -------------------------------------------------------------------
                                                           Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                                           7/31/12       7/31/11      7/31/10       7/31/09      7/31/08
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $ 10.85       $ 10.19      $  9.40       $ 10.48      $ 11.28
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.28       $  0.26      $  0.25       $  0.39      $  0.33
 Net realized and unrealized gain (loss) on investments      (0.09)         0.65         0.86         (0.94)       (0.63)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  0.19       $  0.91      $  1.11       $ (0.55)     $ (0.30)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.31)      $ (0.25)     $ (0.32)      $ (0.31)     $ (0.35)
 Net realized gain                                              --            --           --         (0.22)       (0.15)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.31)      $ (0.25)     $ (0.32)      $ (0.53)     $ (0.50)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.12)      $  0.66      $  0.79       $ (1.08)     $ (0.80)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.73       $ 10.85      $ 10.19       $  9.40      $ 10.48
===========================================================================================================================
Total return*                                                 1.85%         9.04%       11.88%        (4.44)%      (2.88)%
Ratio of net expenses to average net assets+ ++               0.78%         0.78%        0.78%         0.78%        0.78%
Ratio of net investment income to average net assets+ ++      2.69%         2.47%        2.55%         4.43%        2.96%
Portfolio turnover rate                                         20%           15%          13%           53%          29%
Net assets, end of period (in thousands)                   $42,613       $42,882      $35,986       $25,992      $26,782
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               0.82%         0.80%        0.84%         1.09%        0.89%
 Net investment income                                        2.65%         2.45%        2.49%         4.12%        2.86%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 0.78%         0.78%        0.78%         0.78%        0.78%
 Net investment income                                        2.69%         2.47%        2.55%         4.43%        2.97%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    55

---------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                        -------------------------------------------------------------------
                                                           Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                                           7/31/12       7/31/11      7/31/10       7/31/09      7/31/08
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $10.61        $ 9.99       $ 9.24        $10.31       $11.10
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $ 0.19        $  0.17      $ 0.16        $ 0.31       $ 0.22
 Net realized and unrealized gain (loss) on investments     (0.09)          0.64        0.83         (0.93)       (0.61)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ 0.10        $ 0.81       $ 0.99        $(0.62)      $(0.39)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $(0.20)       $(0.19)      $(0.24)       $(0.23)      $(0.25)
 Net realized gain                                             --            --           --         (0.22)       (0.15)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $(0.20)       $(0.19)      $(0.24)       $(0.45)      $(0.40)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $(0.10)       $ 0.62       $ 0.75        $(1.07)      $(0.79)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.51        $10.61       $ 9.99        $ 9.24       $10.31
===========================================================================================================================
Total return*                                                1.04%         8.15%       10.80%        (5.31)%      (3.72)%
Ratio of net expenses to average net assets+ ++              1.68%         1.64%        1.68%         1.68%        1.69%
Ratio of net investment income to average net assets+ ++     1.82%         1.62%        1.67%         3.58%        2.05%
Portfolio turnover rate                                        20%           15%          13%           53%          29%
Net assets, end of period (in thousands)                   $4,429        $5,285       $6,214        $5,957       $6,370
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                              1.71%         1.64%        1.70%         1.90%        1.73%
 Net investment income                                       1.79%         1.62%        1.64%         3.36%        2.01%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                1.68%         1.64%        1.68%         1.68%        1.68%
 Net investment income                                       1.82%         1.62%        1.67%         3.58%        2.05%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

56    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

---------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                        -------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                           7/31/12       7/31/11       7/31/10      7/31/09      7/31/08
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 10.56       $  9.96       $  9.21      $ 10.30      $ 11.09
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.20       $  0.18       $  0.17      $  0.31      $  0.23
 Net realized and unrealized gain (loss) on investments      (0.09)         0.63          0.83        (0.95)       (0.61)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  0.11       $  0.81       $  1.00      $ (0.64)     $ (0.38)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.23)      $ (0.21)      $ (0.25)     $ (0.23)     $ (0.26)
 Net realized gain                                              --            --            --        (0.22)       (0.15)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.23)      $ (0.21)      $ (0.25)     $ (0.45)     $ (0.41)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.12)      $  0.60       $  0.75      $ (1.09)     $ (0.79)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.44       $ 10.56       $  9.96      $  9.21      $ 10.30
===========================================================================================================================
Total return*                                                 1.16%         8.18%        10.91%       (5.53)%      (3.63)%
Ratio of net expenses to average net assets+ ++               1.56%         1.55%         1.59%        1.68%        1.63%
Ratio of net investment income to average net assets+ ++      1.91%         1.71%         1.73%        3.54%        2.10%
Portfolio turnover rate                                         20%           15%           13%          53%          29%
Net assets, end of period (in thousands)                   $16,257       $15,068       $14,063      $11,184      $11,132
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               1.56%         1.55%         1.59%        1.80%        1.63%
 Net investment income                                        1.91%         1.71%         1.73%        3.43%        2.10%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.56%         1.55%         1.59%        1.68%        1.63%
 Net investment income                                        1.91%         1.71%         1.73%        3.54%        2.11%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    57

---------------------------------------------------------------------------------------------------------------------------
                                                                              Conservative Allocation Fund
                                                        -------------------------------------------------------------------
                                                           Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                                           7/31/12      7/31/11      7/31/10       7/31/09       7/31/08
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $ 10.41      $ 9.79       $  9.02       $ 10.50       $11.30
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $ 0.13       $ 0.24       $  0.28       $ (0.18)      $ 0.28
 Net realized and unrealized gain (loss) on investments     (0.10)        0.65         0.78          (0.97)       (0.65)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ 0.03       $ 0.89       $ 1.06        $ (1.15)      $(0.37)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $(0.23)      $(0.27)      $(0.29)       $ (0.11)      $(0.28)
 Net realized gain                                             --           --           --          (0.22)       (0.15)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $(0.23)      $(0.27)      $(0.29)       $ (0.33)      $(0.43)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $(0.20)      $ 0.62       $ 0.77        $ (1.48)      $(0.80)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.21       $10.41       $ 9.79        $  9.02       $10.50
===========================================================================================================================
Total return*                                                0.34%        9.18%       11.89%        (10.66)%      (3.42)%
Ratio of net expenses to average net assets+ ++              2.26%        0.82%        0.63%          7.26%        1.25%
Ratio of net investment income to average net assets+ ++     1.28%        2.36%        2.94%         (2.03)%       2.50%
Portfolio turnover rate                                        20%          15%          13%            53%          29%
Net assets, end of period (in thousands)                   $   65       $   72       $  119        $     9       $   10
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                              2.26%        0.82%        0.63%          7.26%        1.25%
 Net investment income (loss)                                1.28%        2.36%        2.94%         (2.03)%      (2.50)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                2.26%        0.82%        0.63%          7.26%        1.23%
 Net investment income (loss)                                1.28%        2.36%        2.94%         (2.03)%       2.52%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

58    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

----------------------------------------------------------------------------------------------------------------------------
                                                                              Moderate Allocation Fund
                                                        --------------------------------------------------------------------
                                                           Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                           7/31/12       7/31/11      7/31/10       7/31/09       7/31/08
----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  10.74      $   9.68     $   8.79      $  10.89      $  12.50
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $   0.18      $   0.17     $   0.16      $   0.27      $   0.24
 Net realized and unrealized gain (loss) on investments       (0.22)         1.07         1.00         (1.63)        (1.10)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  (0.04)     $   1.24     $   1.16      $  (1.36)     $  (0.86)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $  (0.24)     $  (0.18)    $  (0.27)     $  (0.13)     $  (0.31)
 Net realized gain                                               --            --           --         (0.61)        (0.44)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $  (0.24)     $  (0.18)    $  (0.27)     $  (0.74)     $  (0.75)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.28)     $   1.06     $   0.89      $  (2.10)     $  (1.61)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  10.46      $  10.74     $   9.68      $   8.79      $  10.89
============================================================================================================================
Total return*                                                 (0.27)%       12.91%       13.26%       (11.20)%       (7.47)%
Ratio of net expenses to average net assets+ ++                0.72%         0.71%        0.73%         0.74%         0.65%
Ratio of net investment income to average net assets+ ++       1.75%         1.59%        1.70%         3.20%         2.03%
Portfolio turnover rate                                           9%           14%          10%           44%           21%
Net assets, end of period (in thousands)                   $118,833      $132,166     $125,354      $120,786      $147,004
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                                0.72%         0.71%        0.73%         0.76%         0.65%
 Net investment income                                         1.75%         1.59%        1.70%         3.18%         2.03%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                  0.72%         0.71%        0.73%         0.74%         0.65%
 Net investment income                                         1.75%         1.59%        1.70%         3.20%         2.03%
============================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    59

---------------------------------------------------------------------------------------------------------------------------
                                                                              Moderate Allocation Fund
                                                        -------------------------------------------------------------------
                                                           Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                                           7/31/12       7/31/11      7/31/10      7/31/09       7/31/08
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 10.26       $  9.25      $  8.41      $ 10.39       $  11.97
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.11       $  0.08      $  0.08      $  0.19       $   0.13
 Net realized and unrealized gain (loss) on investments      (0.22)         1.02         0.96        (1.53)         (1.06)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.11)      $  1.10      $  1.04      $ (1.34)      $  (0.93)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.11)      $ (0.09)     $ (0.20)     $ (0.03)      $  (0.21)
 Net realized gain                                              --            --           --        (0.61)         (0.44)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.11)      $ (0.09)     $ (0.20)     $ (0.64)      $  (0.65)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.22)      $  1.01      $  0.84      $ (1.98)      $  (1.58)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.04       $ 10.26      $  9.25      $  8.41       $  10.39
===========================================================================================================================
Total return*                                                (0.99)%       11.89%       12.39%      (11.81)%        (8.32)%
Ratio of net expenses to average net assets+ ++               1.52%         1.52%        1.52%        1.52%          1.52%
Ratio of net investment income to average net assets+ ++      1.11%         0.83%        0.92%        2.44%          1.16%
Portfolio turnover rate                                          9%           14%          10%          44%            21%
Net assets, end of period (in thousands)                   $16,072       $26,166      $33,115      $35,197       $50,515
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               1.60%         1.53%        1.56%        1.63%          1.52%
 Net investment income                                        1.03%         0.82%        0.88%        2.33%          1.16%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.52%         1.52%        1.52%        1.52%          1.51%
 Net investment income                                        1.11%         0.83%        0.92%        2.44%          1.17%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

60    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

---------------------------------------------------------------------------------------------------------------------------
                                                                              Moderate Allocation Fund
                                                        -------------------------------------------------------------------
                                                           Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                                           7/31/12      7/31/11      7/31/10       7/31/09       7/31/08
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 10.07      $  9.10      $  8.29       $ 10.30       $ 11.88
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.10      $  0.09      $  0.09       $  0.19       $  0.14
 Net realized and unrealized gain (loss) on investments      (0.22)        1.01         0.94         (1.53)        (1.05)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.12)     $  1.10      $  1.03       $ (1.34)      $ (0.91)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.18)     $ (0.13)     $ (0.22)      $ (0.06)      $ (0.23)
 Net realized gain                                              --           --           --         (0.61)        (0.44)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.18)     $ (0.13)     $ (0.22)      $ (0.67)      $ (0.67)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.30)     $  0.97      $  0.81       $ (2.01)      $ (1.58)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.77      $ 10.07      $  9.10       $  8.29       $ 10.30
===========================================================================================================================
Total return*                                                (1.08)%      12.12%       12.43%       (11.85)%       (8.19)%
Ratio of net expenses to average net assets+ ++               1.41%        1.40%        1.44%         1.52%         1.39%
Ratio of net investment income to average net assets+ ++      1.06%        0.89%        0.98%         2.44%         1.28%
Portfolio turnover rate                                          9%          14%          10%           44%           21%
Net assets, end of period (in thousands)                   $53,594      $52,059      $43,725       $37,513       $45,594
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               1.41%        1.40%        1.44%         1.52%         1.39%
 Net investment income                                        1.06%        0.89%        0.98%         2.44%         1.28%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.41%        1.40%        1.44%         1.52%         1.39%
 Net investment income                                        1.06%        0.89%        0.98%         2.44%         1.28%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    61

---------------------------------------------------------------------------------------------------------------------------
                                                                              Moderate Allocation Fund
                                                        -------------------------------------------------------------------
                                                           Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                                           7/31/12      7/31/11      7/31/10       7/31/09       7/31/08
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $10.88       $ 9.80       $  8.89       $ 10.94       $ 12.55
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $ 0.22       $ 0.21       $ 0.20        $  0.29       $  0.29
 Net realized and unrealized gain (loss) on investments     (0.23)        1.09         1.02          (1.55)        (1.11)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $(0.01)      $ 1.30       $ 1.22        $ (1.26)      $ (0.82)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $(0.29)      $(0.22)      $(0.31)       $ (0.18)      $ (0.35)
 Net realized gain                                             --           --           --          (0.61)        (0.44)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $(0.29)      $(0.22)      $(0.31)       $ (0.79)      $ (0.79)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $(0.30)      $ 1.08       $ 0.91        $ (2.05)      $ (1.61)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.58       $10.88       $ 9.80        $  8.89       $ 10.94
===========================================================================================================================
Total return*                                                0.00%*      13.37%       13.75%        (10.09)%       (7.10)%
Ratio of net expenses to average net assets+ ++              0.38%        0.32%        0.33%          0.33%         0.27%
Ratio of net investment income to average net assets+ ++     2.14%        2.00%        2.10%          3.59%         2.40%
Portfolio turnover rate                                         9%          14%          10%            44%           21%
Net assets, end of period (in thousands)                   $5,208       $8,069       $8,120        $ 8,015       $17,905
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                              0.38%        0.32%        0.33%          0.33%         0.27%
 Net investment income                                       2.14%        2.00%        2.10%          3.59%         2.40%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                0.38%        0.32%        0.33%          0.33%         0.27%
 Net investment income                                       2.14%        2.00%        2.10%          3.59%         2.40%
===========================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*   Amount rounds to less than .01%.


The accompanying notes are an integral part of these financial statements.

62    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Growth Allocation Fund
                                                           ------------------------------------------------------------------
                                                              Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                              7/31/12      7/31/11      7/31/10      7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $  11.09     $   9.77     $   8.74     $  11.50      $  13.47
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                    $   0.14     $   0.12     $   0.11     $   0.19      $   0.16
 Net realized and unrealized gain (loss) on investments          (0.29)        1.33         1.10        (2.14)        (1.41)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $  (0.15)    $   1.45     $   1.21     $  (1.95)     $  (1.25)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                        $  (0.19)    $  (0.13)    $  (0.18)    $  (0.04)     $  (0.25)
 Net realized gain                                                  --           --           --        (0.77)        (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $  (0.19)    $  (0.13)    $  (0.18)    $  (0.81)     $  (0.72)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  (0.34)    $   1.32     $   1.03     $  (2.76)     $  (1.97)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.75     $  11.09     $   9.77     $   8.74      $  11.50
=============================================================================================================================
Total return*                                                    (1.31)%      14.85%       13.90%      (15.49)%       (9.88)%
Ratio of net expenses to average net assets+ ++                   0.76%        0.76%        0.79%        0.79%         0.78%
Ratio of net investment income to average net assets+ ++          1.29%        1.11%        1.12%        2.24%         1.24%
Portfolio turnover rate                                              7%          12%          11%          49%           20%
Net assets, end of period (in thousands)                      $134,988     $140,979     $125,433     $111,447      $139,670
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                                   0.76%        0.76%        0.80%        0.89%         0.78%
 Net investment income                                            1.29%        1.11%        1.11%        2.14%         1.24%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                     0.76%        0.76%        0.79%        0.79%         0.77%
 Net investment income                                            1.29%        1.11%        1.12%        2.24%         1.25%
=============================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    63

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Growth Allocation Fund
                                                           ------------------------------------------------------------------
                                                              Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                              7/31/12      7/31/11      7/31/10      7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $  9.80      $  8.64      $  7.75      $ 10.33       $ 12.17
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                    $  0.06      $  0.03      $  0.03      $  0.11       $  0.05
 Net realized and unrealized gain (loss) on investments         (0.26)        1.17         0.98        (1.92)        (1.28)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $ (0.20)     $  1.20      $  1.01      $ (1.81)      $ (1.23)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                        $ (0.08)     $ (0.04)     $ (0.12)     $    --       $ (0.14)
 Net realized gain                                                 --           --           --        (0.77)        (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.08)     $ (0.04)     $ (0.12)     $ (0.77)      $ (0.61)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.28)     $  1.16      $  0.89      $ (2.58)      $ (1.84)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.52      $  9.80      $  8.64      $  7.75       $ 10.33
=============================================================================================================================
Total return*                                                   (2.01)%      13.90%       13.03%      (16.05)%      (10.66)%
Ratio of net expenses to average net assets+ ++                  1.57%        1.57%        1.57%        1.57%         1.58%
Ratio of net investment income to average net assets+ ++         0.59%        0.35%        0.36%        1.47%         0.44%
Portfolio turnover rate                                             7%          12%          11%          49%           20%
Net assets, end of period (in thousands)                      $24,941      $35,567      $39,902      $43,390       $61,704
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                                  1.66%        1.61%        1.66%        1.77%         1.64%
 Net investment income                                           0.50%        0.31%        0.27%        1.27%         0.38%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                    1.57%        1.57%        1.57%        1.57%         1.57%
 Net investment income                                           0.59%        0.35%        0.36%        1.47%         0.45%
=============================================================================================================================

(a) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

64    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Growth Allocation Fund
                                                           ------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           7/31/12       7/31/11       7/31/10       7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 10.50       $  9.26       $  8.30       $ 10.99       $ 12.90
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.06       $  0.04       $  0.04       $  0.11       $  0.07
 Net realized and unrealized gain (loss) on investments      (0.27)         1.26          1.04         (2.03)        (1.34)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.21)      $  1.30       $  1.08       $ (1.92)      $ (1.27)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.11)      $ (0.06)      $ (0.12)      $    --       $ (0.17)
 Net realized gain                                                --          --            --         (0.77)        (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.11)      $ (0.06)      $ (0.12)      $ (0.77)      $ (0.64)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.32)      $  1.24       $  0.96       $ (2.69)      $ (1.91)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.18       $ 10.50       $  9.26       $  8.30       $ 10.99
=============================================================================================================================
Total return*                                                (1.91)%       14.10%        13.08%       (16.08)%     (10.43)%
Ratio of net expenses to average net assets+ ++               1.46%         1.46%         1.51%         1.57%         1.48%
Ratio of net investment income to average net assets+ ++      0.59%         0.40%         0.40%         1.44%         0.54%
Portfolio turnover rate                                          7%           12%           11%           49%           20%
Net assets, end of period (in thousands)                   $45,570       $48,586       $43,087       $36,602       $47,898
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               1.46%         1.46%         1.51%         1.60%         1.48%
 Net investment income                                        0.59%         0.40%         0.40%         1.40%         0.54%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.46%         1.46%         1.51%         1.57%         1.47%
 Net investment income                                        0.59%         0.40%         0.40%         1.44%         0.54%
=============================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    65

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Growth Allocation Fund
                                                           ------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           7/31/12       7/31/11       7/31/10       7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $ 11.45       $ 10.07       $  9.00       $ 11.64       $ 13.55
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.17       $  0.17       $  0.15       $  0.20       $  0.22
 Net realized and unrealized gain (loss) on investments      (0.44)         1.37          1.14         (1.97)        (1.36)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.27)      $  1.54       $  1.29       $ (1.77)      $ (1.14)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.23)      $ (0.16)      $ (0.22)      $ (0.10)      $ (0.30)
 Net realized gain                                              --            --            --         (0.77)        (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.23)      $ (0.16)      $ (0.22)      $ (0.87)      $ (0.77)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.50)      $  1.38       $  1.07       $ (2.64)      $ (1.91)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.95       $ 11.45       $ 10.07       $  9.00       $ 11.64
=============================================================================================================================
Total return*                                                (2.28)%       15.39%        14.33%       (13.68)%       (9.05)%
Ratio of net expenses to average net assets+ ++               0.50%         0.36%         0.39%         0.39%         0.34%
Ratio of net investment income to average net assets+ ++      1.60%         1.58%         1.54%         2.44%         1.67%
Portfolio turnover rate                                          7%           12%           11%           49%           20%
Net assets, end of period (in thousands)                   $ 2,012       $ 1,947       $ 2,508       $ 1,614       $ 2,683
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               0.50%         0.36%         0.39%         0.39%         0.34%
 Net investment income                                        1.60%         1.58%         1.54%         2.44%         1.67%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 0.50%         0.36%         0.39%         0.39%         0.34%
 Net investment income                                        1.60%         1.58%         1.54%         2.44%         1.67%
=============================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

66    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                           ------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           7/31/12       7/31/11       7/31/10       7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $ 11.07       $  9.56       $  8.45       $ 11.85       $  14.20
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.08       $  0.06       $  0.04       $  0.09       $   0.07
 Net realized and unrealized gain (loss) on investments      (0.42)         1.51          1.16         (2.54)         (1.69)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.34)      $  1.57       $  1.20       $ (2.45)      $  (1.62)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.13)      $ (0.06)      $ (0.09)      $    --       $  (0.23)
 Net realized gain                                              --            --            --         (0.95)         (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.13)      $ (0.06)      $ (0.09)      $ (0.95)      $  (0.73)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.47)      $  1.51       $  1.11       $ (3.40)      $  (2.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.60       $ 11.07       $  9.56       $  8.45       $  11.85
=============================================================================================================================
Total return*                                                (3.06)%       16.42%        14.16%       (19.05)%       (12.03)%
Ratio of net expenses to average net assets+ ++               0.85%         0.85%         0.85%         0.85%          0.84%
Ratio of net investment income to average net assets+ ++      0.76%         0.52%         0.44%         1.07%          0.54%
Portfolio turnover rate                                          7%           11%           12%           55%            13%
Net assets, end of period (in thousands)                   $82,940       $92,878       $85,488       $79,480       $102,941
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               0.87%         0.85%         0.88%         1.01%          0.84%
 Net investment income                                        0.74%         0.52%         0.41%         0.91%          0.54%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 0.85%         0.85%         0.85%         0.85%          0.83%
 Net investment income                                        0.76%         0.52%         0.44%         1.07%          0.55%
=============================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    67

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                           ------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           7/31/12       7/31/11       7/31/10       7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 10.35       $  8.96       $  7.93       $ 11.29       $ 13.55
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.01       $ (0.02)      $ (0.03)      $  0.02       $ (0.03)
 Net realized and unrealized gain (loss) on investments      (0.40)         1.41          1.08         (2.43)        (1.61)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.39)      $  1.39       $  1.05       $ (2.41)      $ (1.64)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.01)      $    --       $ (0.02)      $    --       $ (0.12)
 Net realized gain                                              --            --            --         (0.95)        (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.01)      $    --       $ (0.02)      $ (0.95)      $ (0.62)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.40)      $  1.39       $  1.03       $ (3.36)      $ (2.26)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.95       $ 10.35       $  8.96       $  7.93       $ 11.29
=============================================================================================================================
Total return*                                                (3.72)%       15.51%        13.22%       (19.69)%      (12.72)%
Ratio of net expenses to average net assets+ ++               1.64%         1.64%         1.64%         1.64%         1.65%
Ratio of net investment income to average net assets+ ++      0.05%        (0.21)%       (0.33)%        0.28%        (0.28)%
Portfolio turnover rate                                          7%           11%           12%           55%           13%
Net assets, end of period (in thousands)                   $12,074       $17,642       $19,256       $20,884       $30,405
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               1.77%         1.71%         1.76%         1.89%         1.71%
 Net investment income (loss)                                (0.08)%       (0.28)%       (0.45)%        0.04%        (0.34)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.64%         1.64%         1.64%         1.64%         1.64%
 Net investment income (loss)                                 0.05%        (0.21)%       (0.33)%        0.28%        (0.27)%
=============================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

68    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                           ------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           7/31/12       7/31/11       7/31/10       7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 10.50       $  9.08       $  8.04       $ 11.43       $ 13.73
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.00(b)    $ (0.01)      $ (0.03)      $  0.02       $ (0.02)
 Net realized and unrealized gain (loss) on investments      (0.38)         1.43          1.10         (2.46)        (1.62)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.38)      $  1.42       $  1.07       $ (2.44)      $ (1.64)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.05)      $    --       $ (0.03)      $    --       $ (0.16)
 Net realized gain                                              --            --            --         (0.95)        (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.05)      $    --       $ (0.03)      $ (0.95)      $ (0.66)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.43)      $  1.42       $  1.04       $ (3.39)      $ (2.30)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.07       $ 10.50       $  9.08       $  8.04       $ 11.43
=============================================================================================================================
Total return*                                                (3.61)%       15.64%        13.25%       (19.71)%      (12.61)%
Ratio of net expenses to average net assets+ ++               1.56%         1.55%         1.58%         1.64%         1.53%
Ratio of net investment income to average net assets+ ++      0.01%        (0.14)%       (0.31)%        0.27%        (0.16)%
Portfolio turnover rate                                          7%           11%           12%           55%           13%
Net assets, end of period (in thousands)                   $17,317       $18,899       $18,161       $17,171       $22,930
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               1.56%         1.55%         1.58%         1.70%         1.53%
 Net investment income (loss)                                 0.01%        (0.14)%       (0.31)%        0.21%        (0.16)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.56%         1.55%         1.58%         1.64%         1.52%
 Net investment income (loss)                                 0.01%        (0.14)%       (0.31)%        0.27%        (0.15)%
=============================================================================================================================

(a)   Calculated using average shares outstanding for the period.
(b)   Amount rounds to less than $.01.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    69

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                           ------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           7/31/12       7/31/11       7/31/10       7/31/09       7/31/08
-----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $ 11.24       $  9.67       $  8.55       $ 12.02       $14.26
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                 $  0.12       $  0.11       $  0.08       $  0.13       $  0.15
 Net realized and unrealized gain (loss) on investments      (0.55)         1.56          1.16         (2.65)        (1.60)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.43)      $  1.67       $  1.24       $ (2.52)      $ (1.45)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $ (0.16)      $ (0.10)      $ (0.12)      $    --       $ (0.29)
 Net realized gain                                              --            --            --         (0.95)        (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.16)      $ (0.10)      $ (0.12)      $ (0.95)      $ (0.79)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.59)      $  1.57       $  1.12       $ (3.47)      $ (2.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.65       $ 11.24       $  9.67       $  8.55       $ 12.02
=============================================================================================================================
Total return*                                                (3.76)%       17.32%        14.49%       (19.35)%      (10.83)%
Ratio of net expenses to average net assets+ ++               0.55%         0.46%         0.42%         0.43%         0.35%
Ratio of net investment income to average net assets+ ++      1.11%         0.99%         0.88%         1.58%         1.06%
Portfolio turnover rate                                          7%           11%           12%           55%           13%
Net assets, end of period (in thousands)                   $ 1,189       $ 1,311       $ 1,868       $ 1,627       $ 3,105
Ratios with no waivers of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Total expenses                                               0.55%         0.46%         0.42%         0.43%         0.35%
 Net investment income                                        1.11%         0.99%         0.88%         1.58%         1.06%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 0.55%         0.46%         0.42%         0.43%         0.35%
 Net investment income                                        1.11%         0.99%         0.88%         1.58%         1.06%
=============================================================================================================================

(a)   Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

70    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Notes to Financial Statements | 7/31/12

1.    Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying affiliated funds") managed by Pioneer Investment Management, Inc.
(PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Effective as of the close of business on December 31, 2009, the Fund's Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12 71 power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
      (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

      To obtain information on the investment policies of an underlying affiliated fund, please refer to that fund's individual prospectus.

B.    Federal Income Taxes

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

      The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions,

72     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12
      or as from paid-in capital, depending on the type of book/tax differences that may exist.

      The Pioneer Ibbotson Conservative, Moderate, Growth and Aggressive Allocation Funds have net capital loss carryforwards of $4,237,238, $38,836,633, $50,280,043, and $35,819,049, respectively, of which the following amounts will expire in between 2017 and 2019 if not utilized:

--------------------------------------------------------------------------------
                       Conservative    Moderate       Growth         Aggressive
                       Fund            Fund           Fund           Fund
--------------------------------------------------------------------------------
2017                   $       --      $   724,275    $ 2,604,757    $ 2,209,010
2018                    4,237,238       36,226,123     43,117,411     32,150,758
2019                           --        1,886,235      4,557,875      1,459,281
--------------------------------------------------------------------------------
                       $4,237,238      $38,836,633    $50,280,043    $35,819,049
================================================================================

      At July 31, 2012, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.

--------------------------------------------------------------------------------
                                                Undistributed Net    Accumulated
                                     Paid in    Investment           Realized
Fund                                 Capital    Income (Loss)        Gain (Loss)
--------------------------------------------------------------------------------
Conservative Fund                    $--        $ 94,562             $  (94,562)
Moderate Fund                         --         438,240               (438,240)
Growth Fund                           --         529,513               (529,513)
Aggressive Fund                       --         272,370               (272,370)

      The tax character of distributions paid during the year ended July 31, 2012 was as follows:

--------------------------------------------------------------------------------
                                       Ordinary      Long-Term
Fund                                   Income        Capital Gains    Total
--------------------------------------------------------------------------------
Conservative Fund                      $1,629,458    $--              $1,629,458
Moderate Fund                           4,066,485     --               4,066,485
Growth Fund                             3,135,805     --               3,135,805
Aggressive Fund                         1,149,532     --               1,149,532

      The tax character of distributions paid during the year ended July 31, 2011 was as follows:

--------------------------------------------------------------------------------
                                       Ordinary      Long-Term
Fund                                   Income        Capital Gains    Total
--------------------------------------------------------------------------------
Conservative Fund                      $1,367,607    $--              $1,367,607
Moderate Fund                           3,429,688     --               3,429,688
Growth Fund                             2,123,897     --               2,123,897
Aggressive Fund                           520,295     --                 520,295

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     73

      The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2012:

-------------------------------------------------------------------------------------------------------
                      Undistributed                                    Other Book/Tax    Net Unrealized
                      Ordinary         Capital Loss      Late Year     Temporary         Appreciation
Fund                  Income           Carryforward      Losses        Differences       Depreciation
-------------------------------------------------------------------------------------------------------
Conservative Fund     $  945,174       $  (4,237,238)    $  (67,815)   $   (975,367)     $ 5,803,800
Moderate Fund          3,415,089         (38,836,633)      (253,376)     (2,977,636)      24,271,913
Growth Fund            2,715,458         (50,280,043)      (177,058)     (1,740,312)      28,665,370
Aggressive Fund          934,352         (35,819,049)       (63,908)     (1,694,766)      18,488,717

      The differences between book-basis and tax-basis net unrealized gains are attributable to the tax deferral of losses on wash sales.

C.    Fund Shares

      The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the year ended July 31, 2012:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $22,486
Moderate Fund                                                            $37,667
Growth Fund                                                              $59,026
Aggressive Fund                                                          $39,216

D.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

74     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

E.    Risks

      Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Funds' principal risks.

2.    Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to $2.5 billion     0.13% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.17% on other investments
On the next $1.5 billion         0.11% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.14% on other investments
On the next $1.5 billion         0.10% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.12% on other investments
On the next $1.5 billion         0.08% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.10% on other investments
Over $7 billion                  0.08% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.09% on other investments

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the year ended July 31, 2012, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the period ended July 31, 2012 are reflected in the Statement of Operations.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at July 31, 2012:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $11,099
Moderate Fund                                                            $34,137
Growth Fund                                                              $36,627
Aggressive Fund                                                          $20,067

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    75

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2013. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                                               Class A    Class B    Class C
--------------------------------------------------------------------------------
Conservative Fund                                  0.78%      1.68%      1.68%
Moderate Fund                                      0.74%      1.52%      1.52%
Growth Fund                                        0.79%      1.57%      1.57%
Aggressive Fund                                    0.85%      1.64%      1.64%

3.    Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at July 31, 2012:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $11,986
Moderate Fund                                                            $40,191
Growth Fund                                                              $54,180
Aggressive Fund                                                          $37,791

4.    Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at July 31, 2012.

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $28,164
Moderate Fund                                                            $89,422
Growth Fund                                                              $93,933
Aggressive Fund                                                          $45,153

76     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the year ended July 31, 2012, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 4,203
Moderate Fund                                                            $21,390
Growth Fund                                                              $19,403
Aggressive Fund                                                          $ 9,867

5. Transactions in Underlying Funds -- Affiliated Issuers

An affiliated issuer may be considered one in which each Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     77

Pioneer Ibbotson Conservative Allocation Fund

-------------------------------------------------------------------------------------------------------
                                             Beginning     Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)                Shares        Shares           Shares         Shares
-------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund              15,337       248,145           (2,511)         260,971
Pioneer Bond Fund                             1,466,392       107,062         (340,491)       1,232,963
Pioneer Cullen Value Fund                        66,843         5,949           (2,843)          69,949
Pioneer Disciplined Growth Fund                 179,265         9,293          (61,205)         127,353
Pioneer Disciplined Value Fund                  277,977        18,920         (125,370)         171,527
Pioneer Emerging Markets Fund                    19,273         6,684             (628)          25,329
Pioneer Equity Income Fund                       39,653         7,175          (17,313)          29,515
Pioneer Floating Rate Fund                       91,453         2,820           (2,881)          91,392
Pioneer Fund                                     59,687         4,823          (13,427)          51,083
Pioneer Fundamental Growth Fund                 103,093         3,310           (7,993)          98,410
Pioneer Global Aggregate Bond Fund               99,971        11,953             (457)         111,467
Pioneer Global Equity Fund                      188,353        68,094           (7,279)         249,168
Pioneer Global High Yield Fund                  359,271        87,587          (56,979)         389,879
Pioneer Growth Opportunities Fund                20,505         2,423           (1,427)          21,501
Pioneer High Yield Fund                         180,699       169,480         (102,015)         248,164
Pioneer International Value Fund                122,705        85,629           (2,790)         205,544
Pioneer Mid Cap Value Fund                       54,400         6,517           (2,807)          58,110
Pioneer Multi-Asset Ultrashort Income Fund        3,758        59,409             (669)          62,498
Pioneer Real Estate Shares                       14,335        18,590          (14,282)          18,643
Pioneer Research Fund                           127,269         5,500          (10,250)         122,519
Pioneer Select Mid Cap Growth Fund               32,343         2,766           (2,590)          32,519
Pioneer Short Term Income Fund                1,558,396       109,021         (335,996)       1,331,421
Pioneer Strategic Income Fund                   400,208        57,123          (13,365)         443,966
-------------------------------------------------------------------------------------------------------
                                             Realized      Capital Gain     Dividend       Ending
Underlying Funds (Affiliated)                Gain (Loss)   Distributions    Income         Value
-------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund          $     (751)   $       --       $  137,815     $  2,539,244
Pioneer Bond Fund                                89,463        71,614          618,257       12,021,392
Pioneer Cullen Value Fund                        (3,812)           --           25,671        1,282,856
Pioneer Disciplined Growth Fund                 (62,240)      132,782            8,599        1,287,542
Pioneer Disciplined Value Fund                  (57,285)      115,839           26,358        1,476,849
Pioneer Emerging Markets Fund                    (3,505)       25,579               --          617,019
Pioneer Equity Income Fund                       (1,825)           --           34,170          811,970
Pioneer Floating Rate Fund                         (739)           --           30,148          629,691
Pioneer Fund                                    (28,109)           --           39,715        2,072,958
Pioneer Fundamental Growth Fund                  17,999        30,764            6,723        1,294,087
Pioneer Global Aggregate Bond Fund                 (156)        2,501           36,919        1,268,494
Pioneer Global Equity Fund                       (3,929)           --           35,703        2,364,603
Pioneer Global High Yield Fund                   18,659            --          289,949        3,750,636
Pioneer Growth Opportunities Fund                 2,219            --               --          624,186
Pioneer High Yield Fund                         (26,025)           --          101,154        2,464,265
Pioneer International Value Fund                 (3,272)           --           58,434        3,539,474
Pioneer Mid Cap Value Fund                       (5,058)           --           16,360        1,258,092
Pioneer Multi-Asset Ultrashort Income Fund          (35)           --           11,408          627,476
Pioneer Real Estate Shares                      129,681            --            2,834          464,386
Pioneer Research Fund                            11,961            --           10,832        1,285,228
Pioneer Select Mid Cap Growth Fund                2,768            --               --          628,913
Pioneer Short Term Income Fund                  (44,640)           --          423,386       12,861,529
Pioneer Strategic Income Fund                    (3,660)       37,774          230,603        4,910,259
                                             ----------    ----------       ----------     ------------
                                             $   27,709    $  416,853       $2,145,038     $ 60,081,149
                                             ==========    ==========       ==========     ============

78     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Pioneer Ibbotson Moderate Allocation Fund

-------------------------------------------------------------------------------------------------------
                                             Beginning     Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)                Shares        Shares           Shares         Shares
-------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund                  --       520,922               --          520,922
Pioneer Bond Fund                             3,134,957         7,179         (787,963)       2,354,173
Pioneer Cullen Value Fund                       474,048           469          (73,981)         400,536
Pioneer Disciplined Growth Fund               1,071,990            --         (332,669)         739,321
Pioneer Disciplined Value Fund                1,243,683           245         (357,972)         885,956
Pioneer Emerging Markets Fund                   274,513        19,688             (819)         293,382
Pioneer Equity Income Fund                      173,921        23,726          (23,053)         174,594
Pioneer Fund                                    317,329           413          (74,740)         243,002
Pioneer Fundamental Growth Fund                 749,298         4,341         (168,091)         585,548
Pioneer Global Aggregate Bond Fund              124,697       142,155               --          266,852
Pioneer Global Equity Fund                    1,444,620        88,726          (53,520)       1,479,826
Pioneer Global High Yield Fund                  837,725       149,921         (208,429)         779,217
Pioneer Growth Opportunities Fund               221,462           578          (15,421)         206,619
Pioneer High Yield Fund                         398,476       155,797         (135,201)         419,072
Pioneer International Value Fund                762,546       162,208          (10,597)         914,157
Pioneer Mid Cap Value Fund                      477,170        41,223           (1,322)         517,071
Pioneer Multi-Asset Ultrashort Income Fund           --       141,624               --          141,624
Pioneer Oak Ridge Small Cap Growth Fund         202,918         1,611           (2,256)         202,273
Pioneer Real Estate Shares                      218,374        25,422         (116,975)         126,821
Pioneer Research Fund                           452,627            --          (54,558)         398,069
Pioneer Select Mid Cap Growth Fund              232,368           258          (21,305)         211,321
Pioneer Short Term Income Fund                3,167,271        13,187         (761,215)       2,419,243
Pioneer Strategic Income Fund                   401,852        43,103          (39,273)         405,682
-------------------------------------------------------------------------------------------------------
                                             Realized      Capital Gain     Dividend       Ending
Underlying Funds (Affiliated)                Gain (Loss)   Distributions    Income         Value
-------------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund          $       --    $       --       $  248,614     $  5,068,569
Pioneer Bond Fund                               389,882       140,959        1,221,389       22,953,183
Pioneer Cullen Value Fund                        70,084            --          167,919        7,345,839
Pioneer Disciplined Growth Fund                (288,104)      734,801           52,978        7,474,535
Pioneer Disciplined Value Fund                 (330,738)      526,750          120,460        7,628,084
Pioneer Emerging Markets Fund                      (529)      315,856               --        7,146,796
Pioneer Equity Income Fund                       (7,614)           --          155,658        4,803,072
Pioneer Fund                                    118,331            --          190,112        9,861,025
Pioneer Fundamental Growth Fund                 248,992       209,801           45,293        7,699,957
Pioneer Global Aggregate Bond Fund                   --         3,954           74,450        3,036,776
Pioneer Global Equity Fund                       65,494            --          252,171       14,043,546
Pioneer Global High Yield Fund                 (160,915)           --          582,720        7,496,068
Pioneer Growth Opportunities Fund                63,260            --               --        5,998,155
Pioneer High Yield Fund                        (183,985)           --          196,291        4,161,382
Pioneer International Value Fund                 15,027            --          273,933       15,741,777
Pioneer Mid Cap Value Fund                       (5,358)           --          139,404       11,194,578
Pioneer Multi-Asset Ultrashort Income Fund           --            --           19,944        1,421,903
Pioneer Oak Ridge Small Cap Growth Fund          (6,759)      291,087               --        5,736,467
Pioneer Real Estate Shares                      958,843            --           63,879        3,159,109
Pioneer Research Fund                            22,496            --           36,084        4,175,741
Pioneer Select Mid Cap Growth Fund               29,707            --               --        4,086,953
Pioneer Short Term Income Fund                 (100,601)           --          824,067       23,369,888
Pioneer Strategic Income Fund                     3,783        35,227          214,705        4,486,847
                                             ----------    ----------       ----------     ------------
                                             $  901,296    $2,258,435       $4,880,071     $188,090,250
                                             ==========    ==========       ==========     ============

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    79

Pioneer Ibbotson Growth Allocation Fund

-------------------------------------------------------------------------------------------------------
                                             Beginning     Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)                Shares        Shares           Shares         Shares
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                             2,497,038        49,938         (483,981)       2,062,995
Pioneer Cullen Value Fund                       620,934           436         (153,135)         468,235
Pioneer Disciplined Growth Fund               1,209,500           125         (242,364)         967,261
Pioneer Disciplined Value Fund                1,270,424        15,718         (114,654)       1,171,488
Pioneer Emerging Markets Fund                   417,673        51,931          (27,538)         442,066
Pioneer Equity Income Fund                      319,960         1,107          (37,344)         283,723
Pioneer Fund                                    371,368         1,969         (120,807)         252,530
Pioneer Fundamental Growth Fund               1,116,936        12,279         (259,573)         869,642
Pioneer Global Aggregate Bond Fund               42,686       264,689               --          307,375
Pioneer Global Equity Fund                    1,842,604        57,301         (146,918)       1,752,987
Pioneer Global High Yield Fund                  491,324            --          (46,656)         444,668
Pioneer Government Income Fund                      817            --             (817)              --
Pioneer Growth Opportunities Fund               316,387         6,133          (34,065)         288,455
Pioneer High Yield Fund                         124,182        53,022               --          177,204
Pioneer Independence Fund                         1,429            --             (769)             660
Pioneer International Value Fund              1,040,993       282,300               --        1,323,293
Pioneer Mid Cap Value Fund                      682,791         9,819          (43,349)         649,261
Pioneer Oak Ridge Large Cap Growth Fund           1,362            --             (765)             597
Pioneer Oak Ridge Small Cap Growth Fund         207,781         6,046              (49)         213,778
Pioneer Real Estate Shares                      284,870        14,630          (66,649)         232,851
Pioneer Research Fund                           717,771            --          (71,193)         646,578
Pioneer Select Mid Cap Growth Fund              248,680        45,939           (4,415)         290,204
Pioneer Short Term Income Fund                1,622,876       194,540          (49,053)       1,768,363
Pioneer Strategic Income Fund                   403,597        20,489          (14,797)         409,289
Pioneer Value Fund                                1,602            --             (961)             641
-------------------------------------------------------------------------------------------------------
                                             Realized      Capital Gain     Dividend       Ending
Underlying Funds (Affiliated)                Gain (Loss)   Distributions    Income         Value
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                            $  253,970    $  103,932       $  958,827     $ 20,114,197
Pioneer Cullen Value Fund                       (42,951)           --          207,247        8,587,436
Pioneer Disciplined Growth Fund                (178,237)      912,648           66,838        9,779,013
Pioneer Disciplined Value Fund                  (82,366)      619,431          144,079       10,086,516
Pioneer Emerging Markets Fund                   (58,148)      451,180               --       10,768,733
Pioneer Equity Income Fund                      (85,553)           --          255,972        7,805,230
Pioneer Fund                                   (149,542)           --          211,692       10,247,651
Pioneer Fundamental Growth Fund                 692,008       330,179           71,558       11,435,787
Pioneer Global Aggregate Bond Fund                   --         5,817           94,378        3,497,922
Pioneer Global Equity Fund                      162,511            --          312,969       16,635,846
Pioneer Global High Yield Fund                   99,774            --          378,452        4,277,707
Pioneer Government Income Fund                      842            --                9               --
Pioneer Growth Opportunities Fund                78,131            --               --        8,373,856
Pioneer High Yield Fund                              --            --           87,703        1,759,632
Pioneer Independence Fund                         3,941            --               --            7,971
Pioneer International Value Fund                     --            --          385,466       22,787,111
Pioneer Mid Cap Value Fund                     (213,833)           --          191,813       14,056,492
Pioneer Oak Ridge Large Cap Growth Fund           2,667            --               --            7,903
Pioneer Oak Ridge Small Cap Growth Fund            (237)      301,934               --        6,062,755
Pioneer Real Estate Shares                      (12,129)           --          125,454        5,800,317
Pioneer Research Fund                            24,897            --           58,281        6,782,602
Pioneer Select Mid Cap Growth Fund                  408            --               --        5,612,554
Pioneer Short Term Income Fund                   (6,554)           --          553,967       17,082,391
Pioneer Strategic Income Fund                    (4,868)       37,645          224,370        4,526,734
Pioneer Value Fund                                1,766            --              168            7,528
                                             ----------    ----------       ----------     ------------
                                             $  486,497    $2,762,766       $4,329,243     $206,103,884
                                             ==========    ==========       ==========     ============

80     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Pioneer Ibbotson Aggressive Allocation Fund

-------------------------------------------------------------------------------------------------------
                                             Beginning     Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)                Shares        Shares           Shares         Shares
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                               863,769         1,171         (123,421)         741,519
Pioneer Cullen Value Fund                       358,061           104         (104,789)         253,376
Pioneer Disciplined Growth Fund                 587,626        24,514         (134,750)         477,390
Pioneer Disciplined Value Fund                  670,047        56,211          (84,861)         641,397
Pioneer Emerging Markets Fund                   288,266        39,318           (3,889)         323,695
Pioneer Equity Income Fund                      204,864        21,530          (66,175)         160,219
Pioneer Fund                                    219,373           121          (69,392)         150,102
Pioneer Fundamental Growth Fund                 693,239         4,459         (233,422)         464,276
Pioneer Global Equity Fund                    1,209,231        37,182         (109,288)       1,137,125
Pioneer Growth Opportunities Fund               224,279            70          (53,114)         171,235
Pioneer High Yield Fund                             408            --             (408)              --
Pioneer Independence Fund                           280            --             (280)              --
Pioneer International Value Fund                904,380       132,315           (9,722)       1,026,973
Pioneer Mid Cap Value Fund                      601,898        12,412          (78,210)         536,100
Pioneer Oak Ridge Small Cap Growth Fund         144,272        12,768               --          157,040
Pioneer Real Estate Shares                      238,179        12,690          (66,659)         184,210
Pioneer Research Fund                           407,172            --          (99,759)         307,413
Pioneer Select Mid Cap Growth Fund              210,170        21,002           (4,622)         226,550
Pioneer Short Term Income Fund                       --       225,815               --          225,815
Pioneer Strategic Income Fund                   228,384           857          (11,622)         217,619
-------------------------------------------------------------------------------------------------------
                                             Realized      Capital Gain     Dividend       Ending
Underlying Funds (Affiliated)                Gain (Loss)   Distributions    Income         Value
-------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                            $  100,891    $   38,053       $  346,937     $  7,229,807
Pioneer Cullen Value Fund                        77,751            --          116,228        4,646,910
Pioneer Disciplined Growth Fund                 (79,553)      464,325           34,073        4,826,413
Pioneer Disciplined Value Fund                  (58,946)      323,231           78,857        5,522,426
Pioneer Emerging Markets Fund                     6,725       331,771               --        7,885,216
Pioneer Equity Income Fund                      (51,143)           --          162,271        4,407,638
Pioneer Fund                                   (185,370)           --          124,116        6,091,137
Pioneer Fundamental Growth Fund                 905,679       198,853           42,673        6,105,226
Pioneer Global Equity Fund                      168,645            --          205,208       10,791,318
Pioneer Growth Opportunities Fund               247,222            --               --        4,970,965
Pioneer High Yield Fund                           1,110            --                6               --
Pioneer Independence Fund                         1,594            --               --               --
Pioneer International Value Fund                (19,799)           --          316,208       17,684,476
Pioneer Mid Cap Value Fund                     (407,208)           --          165,461       11,606,562
Pioneer Oak Ridge Small Cap Growth Fund              --       218,004               --        4,453,662
Pioneer Real Estate Shares                      544,084            --           97,506        4,588,681
Pioneer Research Fund                            72,126            --           32,586        3,224,762
Pioneer Select Mid Cap Growth Fund                  765            --               --        4,381,471
Pioneer Short Term Income Fund                       --            --           45,331        2,181,377
Pioneer Strategic Income Fund                    (3,554)       21,185          124,872        2,406,871
                                             ----------    ----------       ----------     ------------
                                             $1,321,019    $1,595,422       $1,892,333     $113,004,918
                                             ==========    ==========       ==========     ============

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Ibbotson Asset Allocation Series:
--------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund), including the schedules of investments, as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
September 25, 2012

82     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Investment Subadviser
Ibbotson Associates, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy voting policies and procedures of the Funds are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and Officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Funds includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     83

Independent Trustees

-----------------------------------------------------------------------------
                             Position Held           Length of Service
Name and Age                 with the Fund           and Term of Office
-----------------------------------------------------------------------------
Thomas J. Perna (61)         Chairman of the Board   Trustee since 2006.
                             and Trustee             Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
David R. Bock (68)           Trustee                 Trustee since 2005.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
 Name and Age                Principal Occupation                                                   Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (61)         Chairman and Chief Executive Officer, Quadriserv, Inc. (technol-       Director, Broadridge Finan-
                             ogy products for securities lending industry) (2008 - present);        cial Solutions, Inc. (investor
                             private investor (2004 - 2008); and Senior Executive Vice Presi-       communications and securi-
                             dent, The Bank of New York (financial and securities services)         ties processing provider for
                             (1986 - 2004)                                                          financial services industry)
                                                                                                    (2009 - present); Director,
                                                                                                    Quadriserv, Inc. (2005 -
                                                                                                    present); and Commis-
                                                                                                    sioner, New Jersey State
                                                                                                    Civil Service Commission
                                                                                                    (2011 - present)
----------------------------------------------------------------------------------------------------------------------------------
David R. Bock (68)           Managing Partner, Federal City Capital Advisors (corporate advi-       Director of Enterprise Com-
                             sory services company) (1997 - 2004 and 2008 - present);               munity Investment, Inc.
                             Interim Chief Executive Officer, Oxford Analytica, Inc. (privately     (privately held affordable
                             held research and consulting company) (2010); Executive Vice           housing finance company)
                             President and Chief Financial Officer, I-trax, Inc. (publicly traded   (1985 - 2010); Director of
                             health care services company) (2004 - 2007); and Executive             Oxford Analytica, Inc. (2008
                             Vice President and Chief Financial Officer, Pedestal Inc. (internet-   - present); Director of The
                             based mortgage trading company) (2000 - 2002)                          Swiss Helvetia Fund, Inc.
                                                                                                    (closed-end fund) (2010 -
                                                                                                    present); and Director of
                                                                                                    New York Mortgage Trust
                                                                                                    (publicly traded mortgage
                                                                                                    REIT) (2004 - 2009,
                                                                                                    2012 - present)
----------------------------------------------------------------------------------------------------------------------------------

84    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

-----------------------------------------------------------------------------
                              Position Held          Length of Service
Name and Age                  with the Fund          and Term of Office
-----------------------------------------------------------------------------
Mary K. Bush (64)             Trustee                Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
Name and Age                 Principal Occupation                                                   Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (64)            Chairman, Bush International, LLC (international financial advi-       Director of Marriott Interna-
                             sory firm) (1991 - present); Senior Managing Director, Brock           tional, Inc. (2008 - pres-
                             Capital Group, LLC (strategic business advisors) (2010 - pres-         ent); Director of Discover
                             ent); Managing Director, Federal Housing Finance Board (over-          Financial Services (credit
                             sight of Federal Home Loan Bank system) (1989 - 1991); Vice            card issuer and electronic
                             President and Head of International Finance, Federal National          payment services) (2007 -
                             Mortgage Association (1988 - 1989); U.S. Alternate Executive           present); Former Director of
                             Director, International Monetary Fund (1984 - 1988); Executive         Briggs & Stratton Co.
                             Assistant to Deputy Secretary of the U.S. Treasury, U.S. Treasury      (engine manufacturer)
                             Department (1982 - 1984); and Vice President and Team                  (2004 - 2009); Former
                             Leader in Corporate Banking, Bankers Trust Co. (1976 - 1982)           Director of UAL Corporation
                                                                                                    (airline holding company)
                                                                                                    (2006 - 2010); Director of
                                                                                                    ManTech International Cor-
                                                                                                    poration (national security,
                                                                                                    defense, and intelligence
                                                                                                    technology firm) (2006 -
                                                                                                    present); Member, Board of
                                                                                                    Governors, Investment Com-
                                                                                                    pany Institute (2007 -
                                                                                                    present); Member, Board of
                                                                                                    Governors, Independent
                                                                                                    Directors Council (2007 -
                                                                                                    present); Former Director of
                                                                                                    Brady Corporation (2000 -
                                                                                                    2007); Former Director
                                                                                                    of Mortgage Guaranty
                                                                                                    Insurance Corporation

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    85

-----------------------------------------------------------------------------
                              Position Held          Length of Service
Name and Age                  with the Fund          and Term of Office
-----------------------------------------------------------------------------
Mary K. Bush (continued)
-----------------------------------------------------------------------------
Benjamin M. Friedman (67)     Trustee                Trustee since 2008.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Margaret B.W. Graham (65)     Trustee                Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Marguerite A. Piret (64)      Trustee                Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
Name and Age                 Principal Occupation                                                   Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                            (1991 - 2006); Former
                                                                                                    Director of Millennium
                                                                                                    Chemicals, Inc. (commodity
                                                                                                    chemicals) (2002 - 2005);
                                                                                                    Former Director, R.J. Reyn-
                                                                                                    olds Tobacco Holdings, Inc.
                                                                                                    (tobacco) (1999 - 2005);
                                                                                                    and Former Director of
                                                                                                    Texaco, Inc. (1997 - 2001)
-----------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (67)    William Joseph Maier Professor of Political Economy, Harvard           Trustee, Mellon Institutional
                             University (1972 - present)                                            Funds Investment Trust and
                                                                                                    Mellon Institutional Funds
                                                                                                    Master Portfolio (oversaw
                                                                                                    17 portfolios in fund
                                                                                                    complex) (1989 - 2008)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (65)    Founding Director, Vice President and Corporate Secretary, The         None
                             Winthrop Group, Inc. (consulting firm) (1982 - present); Desau-
                             tels Faculty of Management, McGill University (1999 - present);
                             and Manager of Research Operations and Organizational Learn-
                             ing, Xerox PARC, Xerox's advance research center (1990 - 1994)
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (64)     President and Chief Executive Officer, Newbury, Piret & Company,       Director of New America
                             Inc. (investment banking firm) (1981 - present)                        High Income Fund, Inc.
                                                                                                    (closed-end investment
                                                                                                    company) (2004 - present);
                                                                                                    and member, Board of Gov-
                                                                                                    ernors, Investment Company
                                                                                                    Institute (2000 - 2006)
-----------------------------------------------------------------------------------------------------------------------------------

86    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

-----------------------------------------------------------------------------
                              Position Held          Length of Service
Name and Age                  with the Fund          and Term of Office
-----------------------------------------------------------------------------
Stephen K. West (83)          Trustee                Trustee since 2004.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
Name and Age                 Principal Occupation                                                   Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (83)         Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -             Director, The Swiss Helvetia
                             present); and Partner, Sullivan & Cromwell LLP (prior to 1998)         Fund, Inc. (closed-end
                                                                                                    investment company); and
                                                                                                    Director, Invesco, Ltd.
                                                                                                    (formerly AMVESCAP, PLC)
                                                                                                    (investment manager)
                                                                                                    (1997 - 2005)
-----------------------------------------------------------------------------------------------------------------------------------

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    87

Interested Trustees

-------------------------------------------------------------------------------
                              Position Held            Length of Service
Name and Age                  with the Fund            and Term of Office
-------------------------------------------------------------------------------
John F. Cogan, Jr. (86)*      Trustee and President    Trustee since 2004.
                                                       Serves until a successor
                                                       trustee is elected or
                                                       earlier retirement or
                                                       removal.
-------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*     Trustee and Executive    Trustee since 2007.
                              Vice President           Serves until a successor
                                                       trustee is elected or
                                                       earlier retirement or
                                                       removal.
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
Name and Age                 Principal Occupation                                                   Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (86)*     Non-Executive Chairman and a director of Pioneer Investment            None
                             Management USA Inc. ("PIM-USA"); Chairman and a director of
                             Pioneer; Chairman and Director of Pioneer Institutional Asset
                             Management, Inc. (since 2006); Director of Pioneer Alternative
                             Investment Management Limited (Dublin) (until October 2011);
                             President and a director of Pioneer Alternative Investment Man-
                             agement (Bermuda) Limited and affiliated funds; Deputy Chair-
                             man and a director of Pioneer Global Asset Management S.p.A.
                             ("PGAM") (until April 2010); Director of Nano-C, Inc. (since
                             2003); Director of Cole Management Inc. (2004 - 2011); Direc-
                             tor of Fiduciary Counseling, Inc. (until December 2011); Presi-
                             dent of all of the Pioneer Funds; and Retired Partner, Wilmer
                             Cutler Pickering Hale and Dorr LLP
-----------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*    Director, CEO and President of PIM-USA (since February 2007);          None
                             Director and President of Pioneer and Pioneer Institutional Asset
                             Management, Inc. (since February 2007); Executive Vice Presi-
                             dent of all of the Pioneer Funds (since March 2007); Director of
                             PGAM (2007 - 2010); Head of New Europe Division, PGAM
                             (2000 - 2005); and Head of New Markets Division, PGAM
                             (2005 - 2007)
-----------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

88    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

Fund Officers

--------------------------------------------------------------------------
                              Position Held          Length of Service
Name and Age                  with the Fund          and Term of Office
--------------------------------------------------------------------------
Christopher J. Kelley (47)    Secretary              Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Carol B. Hannigan (51)        Assistant Secretary    Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Thomas Reyes (49)             Assistant Secretary    Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Mark E. Bradley (52)          Treasurer              Since 2008. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Luis I. Presutti (47)         Assistant Treasurer    Since 2004. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Gary Sullivan (54)            Assistant Treasurer    Since 2004. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
Name and Age                 Principal Occupation                                                   Held by this Officer
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (47)   Vice President and Associate General Counsel of Pioneer since          None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (51)       Fund Governance Director of Pioneer since December 2006 and            None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
-----------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (49)            Counsel of Pioneer since June 2007 and Assistant Secretary of          None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (52)         Vice President -- Fund Treasury of Pioneer; Treasurer of all of the    None
                             Pioneer Funds since March 2008; Deputy Treasurer of Pioneer from March 2004 to February 2008; and Assistant Treasurer of all of the Pioneer Funds from March 2004 to February 2008
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (47)        Assistant Vice President -- Fund Treasury of Pioneer; and              None
                             Assistant Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (54)           Fund Accounting Manager -- Fund Treasury of Pioneer; and               None
                             Assistant Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12    89

--------------------------------------------------------------------------
                              Position Held          Length of Service
Name and Age                  with the Fund          and Term of Office
--------------------------------------------------------------------------
David F. Johnson (32)         Assistant Treasurer    Since 2009. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------
Jean M. Bradley (59)          Chief Compliance       Since 2010. Serves at
                              Officer                the discretion of the
                                                     Board.
--------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
Name and Age                 Principal Occupation                                                   Held by this Officer
-----------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (32)        Fund Administration Manager -- Fund Treasury of Pioneer since          None
                             November 2008; Assistant Treasurer of all of the Pioneer Funds
                             since January 2009; and Client Service Manager -- Institutional
                             Investor Services at State Street Bank from March 2003 to March
                             2007
-----------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (59)         Chief Compliance Officer of Pioneer and of all the Pioneer Funds       None
                             since March 2010; Director of Adviser and Portfolio Compliance
                             at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                             October 2005
-----------------------------------------------------------------------------------------------------------------------------------

90    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

                           This page for your notes.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12     91

                           This page for your notes.

92     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our website: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Funds, including fees associated with the annual filing of its Form N-1A, totaled approximately $99,903 in 2012 and $149,943 in 2011.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Funds during the fiscal years ended July 31, 2012 and 2011.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $33,160 and $33,160 in 2012 and 2011, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Funds during the fiscal years ended July 31, 2012 and 2011.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds' audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. For the years ended July 31, 2012 and 2011, there were no services provided to an affiliate that required the Funds' audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Funds and affiliates, as previously defined, totaled approximately $33,160 in 2012 and $33,160 in 2011.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date September 28, 2012

* Print the name and title of each signing officer under his or her signature.